                                  PROSPECTUS

          The Fund's Common Share Prospectus, dated December 29, 1995, as revised January 29, 1996, is incorporated by reference to the Prospectus that forms part of the definitive materials filed on January 31, 1996, pursuant to Rule 497(e), by Warburg, Pincus International Equity Fund, Inc. (Securities Act File No. 33-27031; Investment Co. Act File No. 811-5765).

                                     Rule 497(e)
                                     Securities Act File No. 33-73498
                                     Investment Company Act File No. 811-08252

                      STATEMENT OF ADDITIONAL INFORMATION

                             December 29, 1995,
                         as revised January 29, 1996




                     WARBURG PINCUS EMERGING MARKETS FUND

               P.O. Box 9030, Boston, Massachusetts  02205-9030
                     For information, call (800) 888-6878



                                   Contents

                                                                          Page

Investment Objective  . . . . . . . . . . . . . . . . . . . . . . . . . .    2
Investment Policies . . . . . . . . . . . . . . . . . . . . . . . . . . .    2
Management of the Fund  . . . . . . . . . . . . . . . . . . . . . . . . .   28
Additional Purchase and Redemption Information  . . . . . . . . . . . . .   36
Exchange Privilege  . . . . . . . . . . . . . . . . . . . . . . . . . . .   37
Additional Information Concerning Taxes . . . . . . . . . . . . . . . . .   38
Determination of Performance  . . . . . . . . . . . . . . . . . . . . . .   41
Auditors and Counsel  . . . . . . . . . . . . . . . . . . . . . . . . . .   42
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   43
Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . .   43
Appendix -- Description of Ratings  . . . . . . . . . . . . . . . . . . .  A-1
Report of Coopers & Lybrand L.L.P., Independent Auditors  . . . . . . . .  A-4


     This Statement of Additional Information is meant to be read in conjunction with the combined Prospectus for the Common Shares of Warburg Pincus Emerging Markets Fund (the "Fund"), Warburg Pincus International Equity Fund, Warburg Pincus Japan Growth Fund and Warburg Pincus Japan OTC Fund and with the Prospectus for the Advisor Shares of the Fund, each dated December 29, 1995, as amended or supplemented from time to time, and is incorporated by reference in its entirety into those Prospectuses. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectuses and information regarding the Fund's current performance may be obtained by calling the Fund at (800) 257-5614.
Information regarding the status of shareholder accounts may be obtained by calling the Fund at (800) 888-6878 or by writing to the Fund, P.O. Box 9030, Boston, Massachusetts 02205-9030.

                             INVESTMENT OBJECTIVE

     The investment objective of the Fund is growth of capital.


                              INVESTMENT POLICIES

     The following policies supplement the descriptions of the Fund's investment objective and policies in the Prospectuses.

Options, Futures and Currency Exchange Transactions

          Securities Options. The Fund may purchase put and call options on stock and debt securities that are traded on foreign and U.S. exchanges, as well as over-the-counter ("OTC").

          Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Fund prior to the exercise of options that it has purchased of options of the same series) in which the Fund may realize a profit or loss from the sale. An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. When the Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs. The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration).

          There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Options Clearing Corporation (the "Clearing Corporation") and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the Fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in over-the-counter transactions would fail to meet their obligations to the Fund. The Fund, however, intends to purchase over-the-counter options only from dealers whose debt securities, as determined by Warburg, Pincus Counsellors, Inc., the Fund's investment adviser ("Warburg"), are considered to be investment grade.

          Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are held or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of Warburg and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. These limits may restrict the number of options the Fund will be able to purchase on a particular security.

          Stock Index Options. The Fund may purchase and write exchange-listed and OTC put and call options on stock indexes. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index, fluctuating with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on a particular industry or market segment.

          Options on stock indexes are similar to options on stock except that
(i) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (ii) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Stock index options may be offset by entering into closing transactions as described above for securities options.

          OTC Options. The Fund may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

          Listed options generally have a continuous liquid market while dealer options have none. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Fund will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Fund. Until the Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

          Futures Activities. The Fund may enter into foreign currency, interest rate and stock index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the "CFTC") or consistent with CFTC regulations on foreign exchanges. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return.

          The Fund will not enter into futures contracts and related options for which the aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be "bona fide hedging" by the CFTC exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Fund reserves the right to engage in transactions involving futures contracts and options on futures contracts to the extent allowed by CFTC regulations in effect from time to time and in accordance with the Fund's policies. There is no overall limit on the percentage of Fund assets that may be at risk with respect to futures activities. The ability of the Fund to trade in futures contracts and options on futures contracts may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company.

          Futures Contracts. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Stock indexes are capitalization weighted indexes which reflect the market value of the stock listed on the indexes. A stock index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.

          No consideration is paid or received by the Fund upon entering into a futures contract. Instead, the Fund is required to deposit in a segregated account with its custodian an amount of cash or cash equivalents, such as U.S. government securities or other liquid high-grade debt obligations, equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or stock index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." The Fund will also incur brokerage costs in connection with entering into futures transactions.

          At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund's performance.

          Options on Futures Contracts. The Fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

          An option on a currency, interest rate or stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

          Currency Exchange Transactions. The value in U.S. dollars of the assets of the Fund that are invested in foreign securities may be affected favorably or unfavorably by changes in exchange control regulations, and the Fund may incur costs in connection with conversion between various currencies. Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies. The Fund will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into futures contracts or options on such contracts (as described above), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.

          Forward Currency Contracts.   A forward currency contract involves
an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers. Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

          At or before the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to purchase a second, offsetting contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

          Currency Options. The Fund may purchase exchange-traded put and call options on foreign currencies. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

          Currency Hedging. The Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. The Fund may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

          A decline in the U.S. dollar value of a foreign currency in which the Fund's securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. For example, in order to protect against diminutions in the U.S. dollar value of securities it holds, the Fund may purchase currency put options. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted.
Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs. Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, the Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

          While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Fund's investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against a price decline if the issuer's creditworthiness deteriorates.

          Hedging. In addition to entering into options, futures and currency exchange transactions for other purposes, including generating current income to offset expenses or increase return, the Fund may enter into these transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position. As a result, the use of options, futures, contracts and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged. In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge. With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets.

          In hedging transactions based on an index, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. The risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Fund's hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established. Stock index futures transactions may be subject to additional correlation risks. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the stock index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends by Warburg still may not result in a successful hedging transaction.

          The Fund will engage in hedging transactions only when deemed advisable by Warburg, and successful use by the Fund of hedging transactions will be subject to Warburg's ability to predict trends in currency, interest rate or securities markets, as the case may be, and to correctly predict movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

          Asset Coverage for Forward Contracts, Options, Futures and Options on Futures. As described in the Prospectuses, the Fund will comply with guidelines established by the U.S. Securities and Exchange Commission (the "SEC") with respect to coverage of forward currency contracts; options written by the Fund on indexes; and currency, interest rate and index futures contracts and options on these futures contracts. These guidelines may, in certain instances, require segregation by the Fund of cash or liquid high-grade debt securities or other securities that are acceptable as collateral to the appropriate regulatory authority.

          For example, a call option written by the Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis. If the Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. The Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation. Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

Additional Information on Other Investment Practices

     Special Situation Companies. The Fund may invest in the securities of "special situation companies" involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly.
The Fund believes, however, that if Warburg analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve growth of capital. There can be no assurance, however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated.

     Foreign Investments. Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are not typically associated with investing in U.S. issuers.

     Foreign Currency Exchange. Since the Fund will be investing in securities denominated in currencies of non-U.S. countries, and since the Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies. The Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of the yen against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.
See "Currency Exchange Transactions" and "Futures Activities" above.

     Information. Many of the securities held by the Fund will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.

     Political Instability. With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries. For example, tensions in Asia have increased following the announcement in March 1993 by The Democratic People's Republic of Korea ("North Korea") of its intention to withdraw from participation in the Nuclear Non-Proliferation Treaty and its refusal to allow the International Atomic Energy Agency to conduct full inspections of its nuclear facilities. Military action involving North Korea or the economic deterioration of North Korea could adversely affect the entire region and the performance of the Fund.

     Delays. Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies.
Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure of the Fund to market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on Fund liquidity, the Fund will avoid investing in countries which are known to experience settlement delays which may expose the Fund to unreasonable risk of loss.

     Foreign Taxes and Increased Expenses. The operating expenses of the Fund can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the Fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expense of some other international funds, are higher than those costs incurred by other investment companies.

     General. In general, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments positions. The Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

     Foreign Debt Securities. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

     The foreign government securities in which the Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the European Currency Unit ("ECU"). An ECU represents specified amounts of the currencies of certain member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies.

     Brady Bonds. The Fund may invest in so-called "Brady Bonds," which have been issued by Costa Rica, Mexico, Uruguay and Venezuela and which may be issued by other Latin American countries. Brady Bonds are issued as part of a debt restructuring in which the bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans. Investors should recognize that Brady Bonds do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter ("OTC") secondary market for debt of Latin American issuers.

     Loan Participations and Assignments. The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign government (a "Borrower") and one or more financial institutions ("Lenders"). The majority of the Fund's investments in Loans are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the Borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation.
As a result, the Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the Borrower is determined by Warburg to be creditworthy.

     When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

     There are risks involved in investing in Participations and Assignments. The Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on the Fund's ability to dispose of particular Participations or Assignments when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

     Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the Fund's yield.

     The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     Asset-Backed Securities. The Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

     Asset-backed securities present certain risks that are not presented by other securities in which the Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Because asset-backed securities are relatively new, the market experience in these securities is limited, and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

     Zero Coupon Securities. The Fund may invest in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. The Fund anticipates that it will not normally hold zero coupon securities to maturity. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year. Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

     Below Investment Grade Securities. The Fund may invest in below investment grade convertible debt and preferred securities and it is not required to dispose of securities downgraded below investment grade subsequent to acquisition by the Fund. While the market values of medium- and lower-rated securities and unrated securities of comparable quality tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, medium- and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and lower-rated securities and unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and lower-rated securities and unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

     The market for medium- and lower-rated and unrated securities is relatively new and has not weathered a major economic recession. Any such recession could disrupt severely the market for such securities and may adversely affect the value of such securities and the ability of the issuers of such securities to repay principal and pay interest thereon.

     The Fund may have difficulty disposing of certain of these securities because there may be a thin trading market. Because there is no establishing retail secondary market for many of these securities, the Fund anticipates that these securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market, as well as adverse publicity and investor perception with respect to these securities, may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund and calculating its net asset value.

     The market value of securities in medium- and lower-rated categories is more volatile than that of higher quality securities. Factors adversely impacting the market value of these securities will adversely impact the Fund's net asset value. The Fund will rely on the judgment, analysis and experience of Warburg in evaluating the creditworthiness of an issuer. In this evaluation, Warburg will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Normally, medium- and lower-rated and comparable unrated securities are not intended for short-term investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings of such securities. Recent adverse publicity regarding lower-rated securities may have depressed the prices for such securities to some extent. Whether investor perceptions will continue to have a negative effect on the price of such securities is uncertain.

     U.S. Government Securities. The Fund may invest in debt obligations of varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government Securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, FNMA, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. The Fund may also invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if Warburg determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

     Securities of Other Investment Companies. The Fund may invest in securities of other investment companies to the extent permitted under the Investment Company Act of

1940, as amended (the "1940 Act"). Presently, under the 1940 Act, the Fund may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Fund's total assets and (iii) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets.

     Lending of Portfolio Securities. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Directors (the "Board"). These loans, if and when made, may not exceed 20% of the Fund's total assets taken at value. The Fund will not lend portfolio securities to E.M. Warburg, Pincus & Co., Inc. ("EMW") or its affiliates unless the Fund has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

     By lending its securities, the Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Although the generation of income is not an investment objective of the Fund, income received could be used to pay the Fund's expenses and would increase an investor's total return. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

     When-Issued Securities and Delayed-Delivery Transactions. The Fund may utilize up to 20% of its total assets to purchase securities on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). When-issued transactions normally settle within 30-45 days.

The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if Warburg deems it advantageous to do so. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

     When the Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash, U.S. government securities or other liquid high-grade debt obligations or other securities that are acceptable as collateral to the appropriate regulatory authority equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     Short Sales "Against the Box". In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position.

     The Fund does not intend to engage in short sales against the box for investment purposes. The Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for U.S. federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

     American, European and Continental Depositary Receipts. The assets of the Fund may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets.

     Convertible Securities. Convertible securities in which the Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

     Warrants. The Fund may invest up to 5% of net assets in warrants. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

     Stand-By Commitments. The Fund may acquire "stand-by commitments" with respect to securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option specified securities at a specified price. The Fund's right to exercise stand-by commitments is unconditional and unqualified. Stand-by commitments acquired by the Fund may also be referred to as "put" options. A stand-by commitment is not transferable by the Fund, although the Fund can sell the underlying securities to a third party at any time.

     The principal risk of stand-by commitments is that the writer of a commitment may default on its obligation to repurchase the securities acquired with it. The Fund intends to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of Warburg, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, Warburg will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. The Fund will acquire stand-by commitments only in order to facilitate portfolio liquidity and does not intend to exercise its rights under stand-by commitments for trading purposes.

     The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

     The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund's portfolio will not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired.

     The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund. Stand-by commitments would not affect the average weighted maturity of the Fund's portfolio. The Fund currently anticipates that it will not invest more than 5% of its net assets in stand-by commitments.

     Non-Publicly Traded and Illiquid Securities. The Fund may not invest more than 15% of its net assets in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, repurchase agreements which have a maturity of longer than seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A Securities. Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Warburg anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

     An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, Warburg may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Borrowing. The Fund may borrow up to 30% of its total assets for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities. Investments (including roll-overs) will not be made when borrowings exceed 5% of the Fund's net assets. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

Other Investment Policies and Practices of the Fund

     Non-Diversified Status. The Fund is classified as non-diversified within the meaning of the 1940 Act, which means that it is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. The Fund's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Code. See "Additional Information Concerning Taxes." To qualify, the Fund will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of its total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

Other Investment Limitations

     The investment limitations numbered 1 through 9 may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 10 through 16 may be changed by a vote of the Board at any time.

     The Fund may not:

     1. Borrow money except that the Fund may (a) borrow from banks for temporary or emergency purposes and (b) enter into reverse repurchase agreements; provided that reverse repurchase agreements, dollar roll transactions that are accounted for as financings and any other transactions constituting borrowing by the Fund may not exceed 30% of the value of the Fund's total assets at the time of such borrowing. For purposes of this restriction, short sales, the entry into currency transactions, options, futures contracts, options on futures contracts, forward commitment transactions and dollar roll transactions that are not accounted for as financings (and the segregation of assets in connection with any of the foregoing) shall not constitute borrowing.

     2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.

     3. Make loans, except that the Fund may purchase or hold fixed-income securities, including loan participations, assignments and structured securities, lend portfolio securities and enter into repurchase agreements.

     4. Underwrite any securities issued by others except to the extent that the investment in restricted securities and the sale of securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

     5. Purchase or sell real estate or invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in (a) securities secured by real estate, mortgages or interests therein and (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs.

     6. Make short sales of securities or maintain a short position, except that the Fund may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts and may enter into short sales "against the box".

     7. Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with transactions in currencies, options, futures contracts or related options will not be deemed to be a purchase of securities on margin.

     8. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to securities, currencies and indexes, and options on futures contracts, securities, currencies or indexes, purchase and sell currencies on a forward commitment or delayed-delivery basis and enter into stand-by commitments.

     9. Issue any senior security except as permitted in the Fund's investment limitations.

     10. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

     11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, and options on futures contracts.

     12. Invest more than 15% of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

     13. Purchase any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

     14. Purchase or retain securities of any company if, to the knowledge of the Fund, any of the Fund's officers or Directors or any officer or director of Warburg individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

     15. Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets.

     16. Make additional investments (including roll-overs) if the Fund's borrowings exceed 5% of its net assets.

          Certain non-fundamental investment limitations are currently required by one or more states in which shares of the Fund are sold. These may be more restrictive than the limitations set forth above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund and its shareholders, the Fund will revoke the commitment by terminating the sale of Fund shares in the state involved. In addition, the relevant state may change or eliminate its policy regarding such investment limitations.

          If a percentage restriction (other than the percentage limitation set forth in No. 1 above) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction.

Portfolio Valuation

     The Prospectuses discuss the time at which the net asset value of the Fund is determined for purposes of sales and redemptions. The following is a description of the procedures used by the Fund in valuing its assets.

     Securities listed on a U.S. securities exchange (including securities traded through the NASDAQ National Market System) or foreign securities exchange or traded in an over-the-counter market will be valued at the most recent sale as of the time the valuation is made or, in the absence of sales, at the mean between the bid and asked quotations. If there are no such quotations, the value of the securities will be taken to be the highest bid quotation on the exchange or market. Options or futures contracts will be valued similarly. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity. In determining the market value of portfolio investments, the Fund may employ outside organizations (a "Pricing Service") which may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. The procedures of Pricing Services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time. Securities, options and futures contracts for which market quotations are not available and certain other assets of the Fund will be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the Board. In addition, the Board or its delegates may value a security at fair value if it determines that such security's value determined by the methodology set forth above does not reflect its fair value.

     Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the "NYSE") is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which the Fund's net asset value is not calculated. As a result, calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of certain portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the Fund's calculation of net asset value unless the Board or its delegates deems that the particular event would materially affect net asset value, in which case an adjustment may be made. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing exchange rate as quoted by a Pricing Service. If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the Board.

Portfolio Transactions

     Warburg is responsible for establishing, reviewing and, where necessary, modifying the Fund's investment program to achieve its investment objective. Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     Warburg will select specific portfolio investments and effect transactions for the Fund and in doing so seeks to obtain the overall best execution of portfolio transactions. In evaluating prices and executions, Warburg will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Warburg may, in its discretion, effect transactions in portfolio securities with dealers who provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Fund and/or other accounts over which Warburg exercises investment discretion. Warburg may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting the transaction if Warburg determines in good faith that such amount of commission was reasonable in relation to the value of such brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Warburg.
Research and other services received may be useful to Warburg in serving both the Fund and its other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to Warburg in carrying out its obligations to the Fund. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services; and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Warburg in carrying out its responsibilities. For the fiscal year ended October 31, 1995, $600 of total brokerage commissions was paid to brokers and dealers who provided such research and other services on portfolio transactions of $8,478,799. Research received from brokers or dealers is supplemental to Warburg's own research program. The fees to Warburg under its advisory agreement with the Fund are not reduced by reason of its receiving any brokerage and research services.

     During the fiscal period ended October 31, 1995, the Fund paid an aggregate of approximately $31,789 in commissions to broker-dealers for execution of portfolio transactions.

     Investment decisions for the Fund concerning specific portfolio securities are made independently from those for other clients advised by Warburg. Such other investment clients may invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which Warburg believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, Warburg may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

     Any portfolio transaction for the Fund may be executed through Counsellors Securities Inc., the Fund's distributor ("Counsellors Securities"), if, in Warburg's judgment, the use of Counsellors Securities is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Counsellors Securities charges the Fund a commission rate consistent with those charged by Counsellors Securities to comparable unaffiliated customers in similar transactions. All transactions with affiliated brokers will comply with Rule 17e-1 under the 1940 Act. No portfolio transactions have been executed through Counsellors Securities since the commencement of the Fund's operations.

     In no instance will portfolio securities be purchased from or sold to Warburg or Counsellors Securities or any affiliated person of such companies. In addition, the Fund will not give preference to any institutions with whom the Fund enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services. See the Prospectuses, "Shareholder Servicing."

     The Fund may participate, if and when practicable, in bidding for the purchase of securities for the Fund's portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Fund will engage in this practice, however, only when Warburg, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

Portfolio Turnover

     The Fund does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

     Certain practices that may be employed by the Fund could result in high portfolio turnover. For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold.


                            MANAGEMENT OF THE FUND

Officers and Board of Directors

     The names (and ages) of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.


          Richard N. Cooper(61) . . . . . . . Director
          Room 7E47OHB                        Professor at Harvard
          Central Intelligence Agency         University; Director or
          930 Dolly Madison Blvd.             Trustee of Circuit City
          McClain, Virginia 22107             Stores, Inc. (retail
                                              electronics and appliances)
                                              and Phoenix Home Life
                                              Insurance Co.

          Donald J. Donahue (71)  . . . . . . Director
          99 Indian Field Road                Chairman of Magma Copper
          Greenwich, Connecticut 06830        Company since January 1987;
                                              Director or Trustee of
                                              Northeast Utilities, GEV
                                              Corporation and Signet Star
                                              Reinsurance Company; Chairman
                                              and Director of NAC Holdings
                                              from September 1990-June
                                              1993.

          Jack W. Fritz (68)  . . . . . . . . Director
          2425 North Fish Creek Road          Private investor; Consultant
          P.O. Box 483                        and Director of Fritz
          Wilson, Wyoming 83014               Broadcasting, Inc. and Fritz
                                              Communications (developers
                                              and operators of radio
                                              stations); Director of Advo,
                                              Inc. (direct mail
                                              advertising).

          John L. Furth* (65) . . . . . . . . Chairman of the Board
          466 Lexington Avenue                Vice Chairman and Director of
          New York, New York 10017-3147       EMW; Associated with EMW
                                              since 1970;  officer of other
                                              investment companies advised
                                              by Warburg.

          Thomas A. Melfe (63)  . . . . . . . Director
          30 Rockefeller Plaza                Partner in the law firm of
          New York, New York 10112            Donovan Leisure Newton &
                                              Irvine; Director of Municipal
                                              Fund for New York Investors,
                                              Inc.

          Alexander B. Trowbridge (66)  . . . Director
          1155 Connecticut Avenue, N.W.       President of Trowbridge
          Suite 700                           Partners, Inc. (business
          Washington, DC 20036                consulting) from January
                                              1990-January 1994; President
                                              of the National Association
                                              of Manufacturers from
                                              1980-1990; Director or
                                              Trustee of New England Mutual
                                              Life Insurance Co., ICOS
                                              Corporation
                                              (biopharmaceuticals), P.H.H.
                                              Corporation (fleet auto
                                              management; housing and plant
                                              relocation service), WMX
                                              Technologies Inc. (solid and
                                              hazardous waste collection
                                              and disposal), The Rouse
                                              Company (real estate
                                              development), SunResorts
                                              International Ltd. (hotel and
                                              real estate management),
                                              Harris Corp. (electronics and
                                              communications equipment),
                                              The Gillette Co. (personal
                                              care products) and Sun
                                              Company Inc. (petroleum
                                              refining and marketing).

          Richard H. King (51)  . . . . . . . President and Co-Portfolio
          466 Lexington Avenue                Manager
          New York, New York 10017-3147       Portfolio Manager or Co-
                                              Portfolio Manager of other
                                              Warburg Pincus Funds;
                                              Managing Director of EMW
                                              since 1989; Associated with
                                              EMW since 1989; President of
                                              other investment companies
                                              advised by Warburg.




[FN]
-----------------------

*Indicates a Director who is an "interested person" of the Fund as defined in the 1940 Act.

          Arnold M. Reichman (47) . . . . . . Executive Vice President
          466 Lexington Avenue                Managing Director and
          New York, New York 10017-3147       Assistant Secretary of EMW;
                                              Associated with EMW since
                                              1984; Senior Vice President,
                                              Secretary and Chief Operating
                                              Officer of Counsellors
                                              Securities; Officer of other
                                              investment companies advised
                                              by Warburg.

          Eugene L. Podsiadlo (38)  . . . . . Senior Vice President
          466 Lexington Avenue                Managing Director of EMW;
          New York 10017-3147                 Associated with EMW since
                                              1991; Vice President of
                                              Citibank, N.A. from 1987-
                                              1991; Senior Vice President
                                              of Counsellors Securities and
                                              officer of other investment
                                              companies advised by Warburg.

          Stephen Distler (42)  . . . . . . . Vice President and Chief
          466 Lexington Avenue                Financial Officer
          New York, New York 10017-3147       Managing Director, Controller
                                              and Assistant Secretary of
                                              EMW; Associated with EMW
                                              since 1984; Treasurer of
                                              Counsellors Securities; Vice
                                              President, Treasurer and
                                              Chief Accounting Officer or
                                              Vice President and Chief
                                              Financial Officer of other
                                              investment companies advised
                                              by Warburg.

          Eugene P. Grace (44)  . . . . . . . Vice President and Secretary
          466 Lexington Avenue                Associated with EMW since
          New York, New York 10017-3147       April 1994; Attorney-at-law
                                              from September 1989 - April
                                              1994; life insurance agent,
                                              New York Life Insurance
                                              Company from 1993-1994;
                                              General Counsel and -1992;
                                              Vice President and Chief
                                              Compliance Officer of
                                              Counsellors Securities; Vice
                                              President and Secretary of
                                              other investment companies
                                              advised by Warburg.

          Howard Conroy (41)  . . . . . . . . Vice President, Treasurer and
          466 Lexington Avenue                Chief Accounting Officer
          New York, New York 10017-3147       Associated with EMW since
                                              1992; Associated with Martin
                                              Geller, C.P.A. from 1990-
                                              1992; Vice President, Finance
                                              with Gabelli/Rosenthal &
                                              Partners,

                                              L.P.until 1990; Vice
                                              President, Treasurer and
                                              Chief Accounting Officer of
                                              other investment companies
                                              advised by Warburg.

          Karen Amato (32)  . . . . . . . . . New York, New York 10017-3147
          466 Lexington Avenue                Assistant Secretary
                                              Associated with EMW since
                                              1987; Assistant Secretary of
                                              other investment companies
                                              advised by Warburg.

     No employee of Warburg or PFPC Inc., the Fund's co-administrator ("PFPC"), or any of their affiliates receives any compensation from the Fund for acting as an officer or Director of the Fund. Each Director who is not a director, trustee, officer or employee of Warburg, PFPC or any of their affiliates receives an annual fee of $500, and $250 for each meeting of the Board attended by him for his services as Director and is reimbursed for expenses incurred in connection with his attendance at Board meetings.

Directors' Compensation
(for the fiscal year ended October 31, 1995)





                                                                    Total                       Total Annual Compensation from
                                                              Compensation from                    all Investment Companies
                 Name of Director*                                   Fund                            Managed by Warburg*
                 -----------------                            ------------------                -------------------------------

 John L. Furth                                                      None**                                  None**

 Richard N. Cooper                                                  $2,875                                 $41,083

 Donald J. Donahue                                                  $3,125                                 $43,833

 Jack W. Fritz                                                      $2,375                                 $35,333

 Thomas A. Melfe                                                    $3,125                                 $43,583

 Alexander B. Trowbridge                                            $3,125                                 $43,833

[FN]
____________________

* Each Director also serves as a Director or Trustee of 15 other investment companies advised by Warburg.

** Mr. Furth is considered to be an interested person of the Fund and Warburg, as defined under Section 2(a)(19) of the 1940 Act, and, accordingly, receives no compensation from the Fund or any other investment company managed by Warburg.

     As of November 30, 1995, Directors and officers of the Fund as a group owned of record 29,692 of the Fund's outstanding Common Shares (as defined below). As of the same date, Mr. Furth may be deemed to have beneficially owned 40.40% of the Fund's outstanding Common Shares, including shares owned by clients for which Warburg has investment discretion. Mr. Furth disclaims ownership of these shares and does not intend to exercise voting rights with respect to these shares. No Directors or officers owned of record any Advisor Shares.

     Mr. Richard H. King, president and co-portfolio manager of the Fund, earned a B.A. degree from Durham University in England. Mr. King is also portfolio manager of Warburg, Pincus International Equity Fund and the International Equity Portfolios of Warburg, Pincus Institutional Fund, Inc. and Warburg, Pincus Trust and a co-portfolio manager of Warburg, Pincus Japan OTC Fund. From 1968 to 1982, he worked at W.I. Carr Sons & Company (Overseas), a leading international brokerage firm. He resided in the Far East as an investment analyst from 1970 to 1977, became director, and later relocated to the U.S. where he became founder and president of W.I. Carr (America), based in New York. From 1982 to 1984 Mr. King was a director in charge of the Far East equity investments at N.M. Rothschild International Asset Management, a London merchant bank. In 1984 Mr. King became chief investment officer and director for all international investment strategy with Fiduciary Trust Company International S.A., in London. He managed EAFE mutual fund (FTIT) 1985-1986 which grew from $3 million to over $100 million during this two-year period.

     Mr. Nicholas P.W. Horsley, co-portfolio manager of the Fund, is also a co-portfolio manager of Warburg, Pincus Japan OTC Fund and a research analyst and associate portfolio manager of Warburg Pincus International Equity Fund and the International Equity Portfolio of Warburg Pincus Institutional Fund, Inc. and Warburg Pincus Trust. He joined Warburg in 1993. From 1981 to 1984 Mr. Horsley was a securities analyst at Barclays Merchant Bank in London, UK and Johannesburg, RSA. From 1984 to 1986 he was a senior analyst with BZW Investment Management in London. From 1986 to 1993 he was a director, portfolio manager and analyst at Barclays deZoete Wedd in New York City. Mr. Horsley earned B.A. and M.A. degrees with honors from University College, Oxford.

     Mr. Harold W. Ehrlich, an associate portfolio manager and research analyst of the Fund, is also an associate portfolio manager and research analyst of Warburg, Pincus International Equity Fund and the International Equity Portfolios of Warburg, Pincus Institutional Fund, Inc. and Warburg, Pincus Trust. Prior to joining Warburg in February 1995, Mr. Ehrlich was a senior vice president, portfolio manager and analyst at Templeton Investment Counsel Inc. from 1987 to 1995. He was a research analyst and assistant portfolio manager at Fundamental Management Corporation from 1985 to 1986 and a research analyst at First Equity Corporation of Florida from 1983 to 1985. Mr. Ehrlich earned a B.S.B.A. degree from the University of Florida and earned his Chartered Financial Analyst designation in 1990.

     Mr. Vincent J. McBride, associate portfolio manager and research analyst of the Fund, is also an associate portfolio manager of Warburg, Pincus International Equity Fund and the International Equity Portfolios of Warburg, Pincus Institutional Fund, Inc. and Warburg, Pincus Trust. Prior to joining Warburg in 1994, Mr. McBride was an international equity analyst at Smith Barney Inc. from 1993 to 1994 and at General Electric Investment Corp. from 1992 to 1993. He was also a portfolio manager/analyst at United Jersey Bank from 1989 to 1992 and a portfolio manager at First Fidelity Bank from 1987 to 1989. Mr. McBride earned a B.S. degree from the University of Delaware and an M.B.A. degree from Rutgers University.

Investment Adviser and Co-Administrators

     Warburg serves as investment adviser to the Fund, Counsellors Funds Service, Inc. ("Counsellors Service") serves as a co-administrator to the Fund and PFPC serves as a co-administrator to the Fund pursuant to separate written agreements (the "Advisory Agreement," the "Counsellors Service Co-Administration Agreement" and the "PFPC Co-Administration Agreement," respectively). The services provided by, and the fees payable by the Fund to, Warburg under the Advisory Agreement, Counsellors Service under the Counsellors Service Co-Administration Agreement and PFPC under the PFPC Co-Administration Agreement are described in the Prospectuses. See the Prospectuses, "Management of the Fund." Each class of shares of the Fund bears its proportionate share of fees payable to Warburg, Counsellors Service and PFPC in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation.

     Warburg agrees that if, in any fiscal year, the expenses borne by the Fund exceed the applicable expense limitations imposed by the securities regulations of any state in which shares of the Fund are registered or qualified for sale to the public, it will reimburse the Fund to the extent required by such regulations. Unless otherwise required by law, such reimbursement would be accrued and paid on a monthly basis. At the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to the Fund is 2.5% of the first $30 million of the average net assets of the Fund, 2% of the next $70 million of the average net assets of the Fund and 1.5% of the remaining average net assets of the Fund.

     During the fiscal period ended October 31, 1995, Warburg earned, and voluntarily waived, $29,641 under the Advisory Agreement. Warburg also reimbursed the Fund $230,338 during the fiscal period ended October 31, 1995. During the fiscal period ended October 31, 1995, Counsellors Service earned $2,372 in co-administration fees. During the fiscal period ended October 31, 1995, PFPC earned, and voluntarily waived, $2,845 in co-administration fees.

Custodian and Transfer Agent

     State Street Bank and Trust Company ("State Street") serves as custodian of the Fund's assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii)makes receipts and disbursements of money on behalf of the Fund, (iv)collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (v) makes periodic reports to the Board concerning the Fund's custodial arrangements. State Street is authorized to select one or more foreign or domestic banks or trust companies and securities depositories to serve as sub-custodian on behalf of the Fund.

     State Street also serves as the shareholder servicing, transfer and dividend disbursing agent of the Fund pursuant to a Transfer Agency and Service Agreement, under which State Street (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to record owners of Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders,
(iii)maintains shareholder accounts and, if requested, sub-accounts and
(iv)makes periodic reports to the Board concerning the transfer agent's operations with respect to the Fund. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110. State Street has delegated to Boston Financial Data Services, Inc., a 50% owned subsidiary ("BFDS"), responsibility for most shareholder servicing functions. BFDS's principal business address is 2 Heritage Drive, Boston, Massachusetts 02171.

Organization of the Fund

     The Fund's charter authorizes the Board to issue three billion full and fractional shares of common stock, $.001 par value per share ("Common Shares"), of which one billion shares are designated Common Stock - Series 1 and one billion shares are designated Common Stock - Series 2 (the "Advisor Shares"). Only Common Shares and Advisor Shares have been issued by the Fund.

     All shareholders of the Fund in each class, upon liquidation, will participate ratably in the Fund's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

Distribution and Shareholder Servicing

     Common Shares. The Fund has entered into a Shareholder Servicing and Distribution Plan (the "12b-1 Plan"), pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund will pay Counsellors Securities, in consideration for Services (as defined below), a fee calculated at an annual rate of .25% of the average daily net assets of the Common Shares of the Fund. Services performed by Counsellors Securities include (i) the sale of the Common

Shares, as set forth in the 12b-1 Plan ("Selling Services"), (ii) ongoing servicing and/or maintenance of the accounts of Common Shareholders of the Fund, as set forth in the 12b-1 Plan ("Shareholder Services"), and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Common Shares, as set forth in the 12b-1 Plan ("Administrative Services" and collectively with Selling Services and Administrative Services, "Services") including, without limitation, (a) payments reflecting an allocation of overhead and other office expenses of Counsellors Securities related to providing Services; (b) payments made to, and reimbursement of expenses of, persons who provide support services in connection with the distribution of the Common Shares including, but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding the Fund, and providing any other Shareholder Services; (c) payments made to compensate selected dealers or other authorized persons for providing any Services; (d) costs relating to the formulation and implementation of marketing and promotional activities for the Common Shares, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, and related travel and entertainment expenses; (e) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective shareholders of the Fund; and (f) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. The Fund paid Counsellors Securities $5,926 in the fiscal period ended October 31, 1995, all of which was spent on advertising and marketing communications.

     Pursuant to the 12b-1 Plan, Counsellors Securities provides the Board with periodic reports of amounts expended under the 12b-1 Plan and the purpose for which the expenditures were made.

     Advisor Shares. The Fund may, in the future, enter into agreements with institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and financial intermediaries ("Institutions") to provide certain distribution, shareholder servicing, administrative and/or accounting services for their clients or customers (or participants in the case of retirement plans) ("Customers") who are beneficial owners of Advisor Shares. See the Advisor Prospectuses, "Shareholder Servicing." Agreements will be governed by a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan requires the Board, at least quarterly, to receive and review written reports of amounts expended under the Distribution Plan and the purpose for which such expenditures were made.

     An Institution with which the Fund has entered into an Agreement with respect to either its Advisor Shares may charge a Customer one or more of the following types of fees, as agreed upon by the Institution and the Customer, with respect to the cash management or other services provided by the
Institution: (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed); (iii) compensation balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). Services provided by an Institution to Customers are in addition to, and not duplicative of, the services to be provided under the Fund's co-administration and distribution and shareholder servicing arrangements. A Customer of an Institution should read the relevant Prospectus and Statement of Additional Information in conjunction with the Agreement and other literature describing the services and related fees that would be provided by the Institution to its Customers prior to any purchase of Fund shares. Prospectuses are available from the Fund's distributor upon request. No preference will be shown in the selection of Fund portfolio investments for the instruments of Institutions.

     General. The Distribution Plan and the 12b-1 Plan will continue in effect for so long as their continuance is specifically approved at least annually by the Board, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan or the 12b-1 Plan, as the case may be ("Independent Directors"). Any material amendment of the Distribution Plan or the 12b-1 Plan would require the approval of the Board in the same manner. Neither the Distribution Plan nor the Rule 12b-1 Plan may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. The Distribution Plan or the 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund.


                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The offering price of the Fund's shares is equal to the per share net asset value of the relevant class of shares of the Fund. Information on how to purchase and redeem Fund shares and how such shares are priced is included in the Prospectuses.

     Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Fund may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

     If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds. The Fund intends to comply with Rule 18f-1 promulgated under the 1940 Act with respect to redemptions in kind.

     Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Plan") is available to shareholders who wish to receive specific amounts of cash periodically. Withdrawals may be made under the Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. All dividends and distributions on shares in the Plan are automatically reinvested at net asset value in additional shares of the Fund.


                              EXCHANGE PRIVILEGE

     An exchange privilege with certain other funds advised by Warburg is available to investors in the Fund. The funds into which exchanges can be made by holders of Common Shares currently are the Common Shares of Warburg Pincus Cash Reserve Fund, Warburg Pincus New York Tax Exempt Fund, Warburg Pincus New York Intermediate Municipal Fund, Warburg Pincus Tax-Free Fund, Warburg Pincus Intermediate Maturity Government Fund, Warburg Pincus Fixed Income Fund, Warburg Pincus Global Fixed Income Fund, Warburg Pincus Balanced Fund, Warburg Pincus Growth & Income Fund, Warburg Pincus Capital Appreciation Fund, Warburg Pincus Small Company Value Fund, Warburg Pincus Emerging Growth Fund, Warburg Pincus Post-Venture Capital Fund, Warburg Pincus International Equity Fund, Warburg Pincus Japan Growth Fund and Warburg Pincus Japan OTC Fund. Shareholders of the Fund may exchange all or part of their shares for Common Shares of these or other mutual funds organized by Warburg in the future on the basis of their relative net asset values per share at the time of exchange. Exchanges of Advisor Shares may currently be made with Advisor Shares of Warburg Pincus Balanced Fund, Warburg Pincus Capital Appreciation Fund, Warburg Pincus Emerging Growth Fund, Warburg Pincus Emerging Markets Fund, Warburg Pincus Growth & Income Fund, Warburg Pincus International Equity Fund, Warburg Pincus Japan Growth Fund, Warburg Pincus Japan OTC Fund and Warburg Pincus Small Company Value Fund at their relative net asset values at the time of the exchange.

     The exchange privilege enables shareholders to acquire shares in a fund with a different investment objective when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the Common Shares or Advisor Shares being acquired, as relevant, may legally be sold. Prior to any exchange, the investor should obtain and review a copy of the current prospectus of the relevant class of each fund into which an exchange is being considered.

Shareholders may obtain a prospectus of the relevant class of the fund into which they are contemplating an exchange from Counsellors Securities.

     Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value of the relevant class and the proceeds are invested on the same day, at a price as described above, in shares of the relevant class of the fund being acquired. Warburg reserves the right to reject more than three exchange requests by a shareholder in any 30-day period. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.


                    ADDITIONAL INFORMATION CONCERNING TAXES

     The discussion set out below of tax considerations generally affecting the Fund and its shareholders is intended to be only a summary and is not intended as a substitute for careful tax planning by prospective shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

     The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. If it qualifies as a regulated investment company, the Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, the Fund must, among other things: (i) distribute to its shareholders at least 90% of its taxable net investment income (for this purpose consisting of taxable net investment income and net realized short-term capital gains); (ii) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures, and forward contracts) derived with respect to the Fund's business of investing in securities; (iii) derive less than 30% of its annual gross income from the sale or other disposition of securities, options, futures or forward contracts held for less than three months; and (iv) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, the Fund may be restricted in the selling of securities held by the Fund for less than three months and in the utilization of certain of the investment techniques described above and in the Fund's Prospectuses. As a regulated investment company, the Fund will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, together with any undistributed, untaxed amounts of ordinary income and capital gains from the previous calendar year. The Fund expects to pay the dividends and make the distributions necessary to avoid the application of this excise tax.

     The Fund's transactions, if any, in foreign currencies, forward contracts, options and futures contracts (including options and forward contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses recognized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses and cause the Fund to be subject to hyperinflationary currency rules. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (i) will require the Fund to mark-to-market certain types of its positions (i.e., treat them as if they were closed out) and (ii) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment so that (a) neither the Fund nor its shareholders will be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received, (b) the Fund will be able to use substantially all of its losses for the fiscal years in which the losses actually occur and (c) the Fund will continue to qualify as a regulated investment company.

     A shareholder of the Fund receiving dividends or distributions in additional shares should be treated for federal income tax purposes as receiving a distribution in an amount equal to the amount of money that a shareholder receiving cash dividends or distributions receives, and should have a cost basis in the shares received equal to that amount.

     The Fund's investments in zero coupon securities may create special tax consequences. Zero coupon securities do not make interest payments, although a portion of the difference between a zero coupon security's face value and its purchase price is imputed as income to the Fund each year even though the Fund receives no cash distribution until maturity. Under the U.S. federal tax laws, the Fund will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities. These dividends ordinarily will constitute taxable income to the shareholders of the Fund.

       Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to a distribution will receive a distribution that will nevertheless be taxable to them. Upon the sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the amount realized and the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and, as described in the Prospectuses, will be long-term or short-term depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvestment of dividends and capital gains distributions in the Fund, within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss.

     Each shareholder will receive an annual statement as to the federal income tax status of his dividends and distributions from the Fund for the prior calendar year. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the federal income tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding year.

     If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he has provided a correct taxpayer identification number and that he is not subject to "backup withholding," the shareholder may be subject to a 31% "backup withholding" tax with respect to (i) taxable dividends and distributions and (ii) the proceeds of any sales or repurchases of shares of the Fund. An individual's taxpayer identification number is his social security number. Corporate shareholders and other shareholders specified in the Code are or may be exempt from backup withholding. The backup withholding tax is not an additional tax and may be credited against a taxpayer's federal income tax liability. Dividends and distributions also may be subject to state and local taxes depending on each shareholder's particular situation.

Investment in Passive Foreign Investment Companies

     If the Fund purchases shares in certain foreign entities classified under the Code as "passive foreign investment companies" ("PFICs"), the Fund may be subject to federal income tax on a portion of an "excess distribution" or gain from the disposition of the shares, even though the income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, gain on the disposition of shares in a PFIC generally is treated as ordinary income even though the shares are capital assets in the hands of the Fund. Certain interest charges may be imposed on either the Fund or its shareholders with respect to any taxes arising from excess distributions or gains on the disposition of shares in a PFIC.

     The Fund may be eligible to elect to include in its gross income its share of earnings of a PFIC on a current basis. Generally, the election would eliminate the interest charge and the ordinary income treatment on the disposition of stock, but such an election may have the effect of accelerating the recognition of income and gains by the Fund compared to a fund that did not make the election. In addition, information required to make such an election may not be available to the Fund.

     On April 1, 1992 proposed regulations of the Internal Revenue Service (the "IRS") were published providing a mark-to-market election for regulated investment companies. The IRS subsequently issued a notice indicating that final regulations will provide that regulated investment companies may elect the mark-to-market election for tax years ending after March 31, 1992 and before April 1, 1993. Whether and to what extent the notice will apply to taxable years of the Fund is unclear. If the Fund is not able to make the foregoing election, it may be able to avoid the interest charge (but not the ordinary income treatment) on disposition of the stock by electing, under proposed regulations, each year to mark-to-market the stock (that is, break it as if it were sold for fair market value). Such an election could result in acceleration of income to the Fund.


                         DETERMINATION OF PERFORMANCE

        From time to time, the Fund may quote the total return of its Common Shares and/or Advisor Shares in advertisements or in reports and other communications to shareholders. With respect to the Fund's Common Shares, the Fund's average annual total return for the period commencing December 30, 1994 (commencement of operations) and ended October 31, 1995 was 16.09% (9.74% without waivers). The actual total return for the same period was
13.33 % (8.10% without waivers). These figures are calculated by finding the average compounded rates of return for the one-, five- and ten- (or such shorter period as the relevant class of shares has been offered) year periods that would equate the initial amount invested to the ending redeemable value according to the following formula: P(1+T) [*GRAPHIC OMITTED-SEE FOOTNOTE BELOW] = ERV. For purposes of this formula, "P" is a hypothetical investment of $1,000; "T" is average annual total return; "n" is number of years; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- or ten-year periods (or fractional portion thereof). Total return or "T" is computed by finding the average annual change in the value of an initial $1,000 investment over the period and assumes that all dividends and distributions are reinvested during the period. The Advisor Shares average annual total return for the period commenced December 30, 1994 (commencement of operations) and ended October 31, 1995 was 16.05% (-.95% without waivers). The actual total return for the same period was 13.29% (-.80% without waivers).

        The Fund may advertise, from time to time, comparisons of the performance of its Common Shares and/or Advisor Shares with that of one or more other mutual funds with similar investment objectives. The Fund may advertise average annual calendar year-to-date and calendar quarter returns, which are calculated according to the formula set forth in the
[FN]
---------------------
* - The expression (1 + T) is being raised to the nth power.

preceding paragraph, except that the relevant measuring period would be the number of months that have elapsed in the current calendar year or most recent three months, as the case may be. Investors should note that this performance may not be representative of the Fund's total return in longer market cycles.

     The performance of a class of Fund shares will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses allocable to it. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, the Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. Any fees charged by Institutions or other institutional investors directly to their customers in connection with investments in Fund shares are not reflected in the Fund's total return, and such fees, if charged, will reduce the actual return received by customers on their investments.

     The Fund intends to diversify its assets among countries, and in doing so, would expect to be able to reduce the risk arising from economic problems affecting a single country. Warburg thus believes that, by spreading risk throughout many diverse markets outside the United States, the Fund will reduce its exposure to country-specific economic problems. Warburg also believes that a diversified portfolio of international equity securities, when combined with a similarly diversified portfolio of domestic equity securities, tends to have a lower volatility than a portfolio composed entirely of domestic securities. Furthermore, international equities have been shown to reduce volatility in single asset portfolios regardless of whether the investments are in all domestic equities or all domestic fixed-income instruments, and research has indicated that volatility can be significantly decreased when international equities are added. Advertising or supplemental sales literature relating to the Fund may describe the percentage decline from all-time high levels for certain foreign stock markets.


                             AUDITORS AND COUNSEL

     Coopers & Lybrand L.L.P. ("Coopers & Lybrand"), with principal offices at 2400 Penn Center, Philadelphia, Pennsylvania 19103, serves as independent auditors for the Fund. The financial statements that appear in this Statement of Additional Information for the fiscal period ended October 31, 1995 have been audited by Coopers & Lybrand, whose report thereon appears elsewhere herein and has been included herein in reliance upon the report of such firm of independent auditors given upon their authority as experts in accounting and auditing.

     Willkie Farr & Gallagher serves as counsel for the Fund as well as counsel to Warburg, Counsellors Service and Counsellors Securities.


                                 MISCELLANEOUS

     As of November 30, 1995, the name, address and percentage of ownership of persons (other than Mr. Furth, see "Management of the Fund") that own of record 5% or more of the Fund's outstanding shares were as follows:

     Common Shares

     Nat'l Financial Svsc Corp., FBO Customers, Church Street Station, New York, NY 10008-3908 -- 10.32%; Charles Schwab & Co. ("Schwab"), Inc., Reinvest Account, Attn: Mutual Funds Dept., 101 Montgomery Street, San Francisco, CA 94104-4122 -- 9.59%; and State Street Bank & Trust, Cust. for the IRA of Norman L. Cannon, 8007 Whisper Lake Lane East, Ponte Vedra Beach, FL 32082-3114 -- 5.02%. The Fund believes that Schwab is not the beneficial owner of shares held of record by it. Mr. Lionel I. Pincus, Chairman of the Board and Chief Executive Officer of EMW, may be deemed to have beneficially owned 42.77% of the Common Shares outstanding, including shares owned by clients for which Warburg has investment discretion and by companies that EMW may be deemed to control. Mr. Pincus disclaims ownership of these shares and does not intend to exercise voting rights with respect to these shares.

     Advisor Shares

     Boston Financial Data Serv Inc., Corporate Actions Cash, Audit Acct. #s 1, 2 and 4 FD23, Emerging Market Series 2, 2 Heritage Drive, 8th floor, No. Quincy, MA 02171-2144 -- 5.26% (owned by each Audit Acct) and Warburg, Pincus Counsellors, Inc., 466 Lexington Avenue, New York, NY 10017 -- 82.22%. These shares are held as a result of limited distribution of the Advisor Shares since commencement of the Fund's operations.


                             FINANCIAL STATEMENTS

     The Fund's audited financial statements for the fiscal period ended October 31, 1995 follow the Report of Independent Auditors.

                                   APPENDIX

                            DESCRIPTION OF RATINGS

Commercial Paper Ratings

     Commercial paper rated A-1 by Standard and Poor's Ratings Group ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Corporate Bond Ratings

     The following summarizes the ratings used by S&P for corporate bonds:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB - This is the lowest investment grade. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     To provide more detailed indications of credit quality, the ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

     B - Debt rated B has a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC - Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     Additionally, the rating CI is reserved for income bonds on which no interest is being paid. Such debt is rated between debt rated C and debt rated D.

     To provide more detailed indications of credit quality, the ratings may be modified by the addition of a plus or minus sign to show relative standing within this major rating category.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     The following summarizes the ratings used by Moody's for corporate bonds:

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     Caa - Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

--------------------------------------------------------------------------------
 WARBURG PINCUS EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                                December 8, 1995

Dear Shareholder:

     The objective of Warburg Pincus Emerging Markets Fund (the 'Fund') is growth of capital. The Fund is a non-diversified management investment company that invests primarily in equity securities of companies in emerging markets around the world.

     Total return since inception through October 31, 1995 (the Fund was launched December 30, 1994), was 13.33%, vs. a loss of -7.49% in the Lipper Emerging Markets Fund Index.

     The Fund's outperformance of its benchmark index resulted from good stock selection and a relatively large cash position in the first few months following its inception. In addition, the Fund's focus on Asian stocks due to their good fundamental values and sound economies meant that it avoided many of the problems in Latin America following the Mexican peso devaluation in December 1994.

     Currently, we are finding many compelling values in emerging markets, particularly in Asia. By region, our largest concentration among Asian markets is in Northeast Asia, principally Taiwan and South Korea (12.2% and 15.0% of the portfolio, respectively, as of October 31, 1995). Though Taiwan's market has fallen sharply in 1995 due to political tensions with China, we have viewed the situation as a buying opportunity, since we believe investors' concerns are largely overdone and that the long-term argument for investing in Taiwan remains strong. We are similarly bullish on South Korea, and hold the stocks of excellent companies in the banking, technology and industrial sectors.

     Other large Asian weightings in the portfolio include China/Hong Kong (13.9%) and Indonesia (10.4%), where we have found undemanding valuations in relation to prospective growth. The portfolio remains underweighted in Latin America, since we are finding better values and less economic uncertainty elsewhere. Among Latin American markets, our heaviest weighting is in Argentina, which represented 7.8% of the portfolio at the end of the reporting period.

Richard H. King                          Nicholas P.W. Horsley
Co-Portfolio Manager                     Co-Portfolio Manager

10
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--------------------------------------------------------------------------------
 WARBURG PINCUS EMERGING MARKETS FUND
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN COMMON SHARES OF WARBURG PINCUS EMERGING MARKETS
                    FUND SINCE INCEPTION AS OF OCTOBER 31, 1995

     The graph below illustrates the hypothethical investment of $10,000 in Common Shares of Warburg Pincus Emerging Markets Fund (the 'Fund') from December 30, 1994 (inception) to October 31, 1995, assuming the reinvestment of dividends and capital gains at net assets value, compared to the Lipper Emerging Markets Fund Index* for the same time period.

                                   [GRAPH]

                                                                                         FUND
                                                                                         -----
Total Return Since Inception (12/30/94-9/30/95).......................................   18.45%+

     All figures cited here represent past performance and do not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than original cost. Without waivers or reimbursements of Fund expenses, aggregate total return since inception for the periods ending 9/30/95 and 10/31/95, respectively, would have been 12.70% and 8.10%.
[FN]
------------
  * The Lipper Emerging Markets Funds Index contains Funds which seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where 'Emerging Markets' is defined by a country's GNP per capita or other economic measures.

  + Non-annualized

                                                                              11
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--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Boards of Directors, Trustees and Shareholders of
  Warburg Pincus Equity Funds:

We have audited the accompanying statements of net assets of the Warburg Pincus Capital Appreciation Fund, Warburg Pincus Emerging Growth Fund and Warburg Pincus International Equity Fund and the accompanying statements of assets and liabilities including the schedules of investments of Warburg Pincus Japan OTC Fund, Warburg Pincus Emerging Markets Fund and Warburg Pincus Post-Venture Capital Fund (all Funds collectively referred to as the 'Warburg Pincus Equity Funds') as of October 31, 1995, and the related statements of operations for the year (or period) then ended, and the statements of changes in net assets for each of the two years (or period) and the financial highlights for each of the three years (or period) in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Warburg Pincus Equity Funds for each of the two years in the period ended October 31, 1992, were audited by other auditors, whose report dated December 15, 1992, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Warburg Pincus Equity Funds as of October 31, 1995, and the results of their operations for the year (or period) then ended, and the changes in their net assets for each of the two years (or period) and the financial highlights for each of the three years (or period) in the period then ended, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.
2400 Eleven Penn Center
Philadelphia, PA
December 14, 1995

                                                                              67
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--------------------------------------------------------------------------------
WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                SHARES       VALUE
                                                                                                -------    ----------
COMMON STOCK (88.6%)

Argentina (6.5%)
  Banco Frances del Rio de la Plata SA ADR                                                        4,500    $   98,438
  Telefonica de Argentina SA ADR                                                                  9,200       190,900
  YPF SA ADR                                                                                      7,800       133,575
                                                                                                           ----------
                                                                                                              422,913
                                                                                                           ----------
Australia (1.1%)
  Novus Petroleum Ltd. +                                                                         58,700        70,179
                                                                                                           ----------

Austria (2.8%)
  V.A. Technologie AG                                                                             1,610       186,714
                                                                                                           ----------

Brazil (4.7%)
  Panamerican Beverages, Inc. Class A                                                            11,200       306,600
                                                                                                           ----------

Chile (4.1%)
  Compania de Telecommunicacion de Chile SA ADR                                                   3,700       266,400
                                                                                                           ----------

China (1.7%)
  Guangzhou Shipyard International                                                               94,000        28,573
  Shanghai Haixing Shipping +                                                                   802,000        82,988
                                                                                                           ----------
                                                                                                              111,561
                                                                                                           ----------

Colombia (0.6%)
  Banco Industrial Colombiano ADR                                                                 3,000        40,874
                                                                                                           ----------

Hong Kong (12.1%)
  Citic Pacific Ltd.                                                                             87,800       274,261
  HSBC Holdings PLC                                                                              11,360       165,304
  Jardine Matheson Holdings Ltd. ADR                                                             39,672       241,999
  Jilin Chemical Industrial Co., Ltd. ADR +                                                       5,500       113,438
                                                                                                           ----------
                                                                                                              795,002
                                                                                                           ----------
India (4.1%)
  Hindalco Industries Ltd. GDR                                                                      900        28,800
  Reliance Industries Ltd. GDS                                                                   13,585       212,198
  The India Fund, Inc.                                                                            3,500        29,313
                                                                                                           ----------
                                                                                                              270,311
                                                                                                           ----------
Indonesia (10.4%)
  P.T. Dynaplast Ltd.                                                                            30,500        26,908
  P.T. Mulia Industrindo                                                                         47,500       140,384
  P.T. Semen Cibinong                                                                            72,500       190,284
  P.T. Semen Gresik                                                                              79,500       206,903

                     See Accompanying Notes to Financial Statements.
30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                SHARES       VALUE
                                                                                                -------    ----------

COMMON STOCK (CONT'D)
  P.T. Tri Polyta Indonesia ADR +                                                                 7,400    $  114,700
                                                                                                           ----------
                                                                                                              679,179
                                                                                                           ----------
Israel (5.6%)
  Ampal-American Israel Corp. Class A +                                                           4,200        23,625
  Clal Electronics Industries Ltd. +                                                                982       112,112
  ECI Telecommunications Limited Designs                                                         12,200       231,800
                                                                                                           ----------
                                                                                                              367,537
                                                                                                           ----------
Japan (2.3%)
  Circle K Japan Co., Ltd. +                                                                      4,000       152,627
                                                                                                           ----------

Malaysia (1.0%)
  Westmont BHD                                                                                   18,000        62,350
                                                                                                           ----------

Mexico (2.3%)
  Gruma SA +                                                                                     51,000       150,421
                                                                                                           ----------

Portugal (1.8%)
  Portugal Telecommunications SA +                                                                6,300       119,373
                                                                                                           ----------

Singapore (1.5%)
  IPC Corp., Ltd.                                                                               140,000        95,646
                                                                                                           ----------

South Korea (13.5%)
  Daewoo Electronics Co., Ltd. +                                                                 20,850       277,963
  Daewoo Electronics Co., Ltd. (New) +                                                            6,200        79,009
  Daewoo Heavy Industries                                                                         5,240        68,145
  Hana Bank                                                                                       3,800        81,851
  Hanil Bank                                                                                      8,900       115,580
  Korea Long Term Credit Bank                                                                     2,790        89,392
  Mando Machinery Corp. +                                                                         2,500       170,468
  Samsung Electronics Co., Ltd. Second Series                                                         1           248
                                                                                                           ----------
                                                                                                              882,656
                                                                                                           ----------

Taiwan (9.6%)
  China Steel Corp. +                                                                            28,000        22,101
  GP-Taiwan Index Fund +                                                                        180,000       139,500
  Taiwan Semiconductor Mfg., Co. +                                                               32,000        99,611
  Ton Yi Industrial Corp. +                                                                     154,000       204,306
  Tuntex Distinct Corp. +                                                                        20,000        12,674
  Tuntex Distinct Corp. GDS +                                                                     1,080         6,750
  Yang Ming Marine Transport Corp.                                                              129,000       141,979
                                                                                                           ----------
                                                                                                              626,921
                                                                                                           ----------

                        See Accompanying Notes to Financial Statements.
                                                                              31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                SHARES       VALUE
                                                                                                -------    ----------

COMMON STOCK (CONT'D)
Thailand (2.9%)
  Industrial Finance Corp. of Thailand                                                           57,800    $  190,056
                                                                                                           ----------

TOTAL COMMON STOCK (Cost $5,835,052)                                                                        5,797,320
                                                                                                           ----------
PREFERRED STOCK (1.5%)

South Korea
  Keyang Electronic Machinery Co. +                                                               4,200        78,500
  Samsung Electronics Co., Ltd. +                                                                   130        18,192
  Samsung Electronics Co., Ltd. New +                                                                25         3,446
                                                                                                           ----------
                                                                                                              100,138
                                                                                                           ----------

TOTAL PREFERRED STOCK (Cost $78,848)                                                                          100,138
                                                                                                           ----------

STOCK WARRANTS (0.1%)

Hong Kong
  Jardine Strategic Holdings, 05/02/98 +
    (Cost $10,610)                                                                               21,000         5,565
                                                                                                           ----------

CONVERTIBLE BONDS/NOTES (3.9%)                                                                   PAR
                                                                                               --------
Argentina (1.3%)
  Banco de Galicia & Buenos Aires SA 7.00%, 08/01/02                                           $101,000        81,305
                                                                                                           ----------

Taiwan (2.6%)
  President Enterprises 0.00%, 07/22/01                                                         140,000       172,550
                                                                                                           ----------

TOTAL CONVERTIBLE BONDS/NOTES (Cost $241,828)                                                                 253,855
                                                                                                           ----------

SHORT-TERM INVESTMENTS (5.9%)

  Repurchase agreement with State Street Bank & Trust
  dated 10/31/95 at 5.83% to be repurchased at $389,063 on 11/01/95.
  (Collateralized by $380,000 U.S. Treasury Note 7.25%,
  due 11/30/96, with a market value of $397,692.) (Cost $389,000)                               389,000       389,000
                                                                                                           ----------
TOTAL INVESTMENTS (100.0%) (Cost $6,555,338*)                                                              $6,545,878
                                                                                                           ----------
                                                                                                           ----------

INVESTMENT ABBREVIATIONS

ADR  =American Depository Receipt
GDR  =Global Depository Receipt
GDS  =Global Depository Share

[FN]
+ Non-income producing security.

* Cost for Federal income tax purposes is $6,556,878.

                   See Accompanying Notes to Financial Statements.
32
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EMERGING MARKETS FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995
--------------------------------------------------------------------------------

ASSETS

     Investments at value (Cost $6,555,338)                                                            $6,545,878
     Receivable for Fund shares sold                                                                      207,547
     Deferred organizational costs (Note 1)                                                               187,395
     Foreign currency (Cost $47,256)                                                                       47,209
     Dividends and interest receivable                                                                      7,974
     Other assets                                                                                           4,047
                                                                                                       ----------
          Total assets                                                                                  7,000,050
                                                                                                       ----------

LIABILITIES

     Payable for investment securities purchased                                                          111,286
     Accrued expenses                                                                                      91,932
     Other liabilities                                                                                     15,903
                                                                                                       ----------
          Total liabilities                                                                               219,121
                                                                                                       ----------

NET ASSETS applicable to 600,795 Common Shares outstanding and
  122 Advisor Shares outstanding                                                                       $6,780,929
                                                                                                       ----------
                                                                                                       ----------

NET ASSET VALUE, offering and redemption price per Common Share
($6,779,551[div]600,795)                                                                                   $11.28
                                                                                                           ------
                                                                                                           ------

NET ASSET VALUE, offering and redemption price per Advisor Share
($1,378[div]122)                                                                                           $11.30
                                                                                                           ------
                                                                                                           ------

                       See Accompanying Notes to Financial Statements.
                                                                              37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
STATEMENTS OF OPERATIONS
For the Year or Period Ended October 31, 1995
--------------------------------------------------------------------------------

                                                             Warburg Pincus      Warburg Pincus       Warburg Pincus
                                                          Capital Appreciation   Emerging Growth   International Equity
                                                                  Fund                Fund                 Fund
                                                          --------------------   ---------------   --------------------
INVESTMENT INCOME:
     Dividends                                                $  2,107,232        $     772,834        $ 40,091,101
     Interest                                                      684,526            2,112,707           7,110,116
     Foreign taxes withheld                                         (2,423)                   0          (5,031,072)
                                                          --------------------   ---------------   --------------------
          Total investment income                                2,789,335            2,885,541          42,170,145
                                                          --------------------   ---------------   --------------------
EXPENSES:
     Investment advisory                                         1,367,729            3,824,061          20,225,631
     Administrative services                                       390,780              849,790           3,408,846
     Audit                                                          27,208               27,469              69,286
     Custodian/Sub-custodian                                        63,554              145,277           1,753,400
     Directors/Trustees                                             10,500               10,500              11,500
     Distribution/Shareholder servicing                             45,989              531,359           1,274,343
     Insurance                                                      10,104               14,770              58,340
     Legal                                                          90,851               76,677             102,549
     Organizational                                                      0                    0                   0
     Printing                                                       27,954               41,914             172,129
     Registration                                                   62,918              159,555             428,595
     Transfer agent                                                 92,488              149,133           1,538,272
     Miscellaneous                                                  35,776               37,625             380,319
                                                          --------------------   ---------------   --------------------
                                                                 2,225,851            5,868,130          29,423,210
     Less: fees waived and expenses reimbursed                           0                    0                   0
                                                          --------------------   ---------------   --------------------
          Total expenses                                         2,225,851            5,868,130          29,423,210
                                                          --------------------   ---------------   --------------------
            Net investment income (loss)                           563,484           (2,982,589)         12,746,935
                                                          --------------------   ---------------   --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY RELATED ITEMS:
     Net realized gain (loss) from security transactions        31,649,453           49,113,782         (34,444,203)
     Net realized gain (loss) from foreign currency
       related items                                                     0                    0          16,792,905
     Net change in unrealized appreciation (depreciation)
       from investments and foreign currency related items       12,386,702          84,670,426          (4,675,049)
                                                          --------------------   ---------------   --------------------
            Net realized and unrealized gain (loss) from
               investments and foreign currency related
               items                                            44,036,155          133,784,208         (22,326,347)
                                                          --------------------   ---------------   --------------------
            Net increase (decrease) in net assets
               resulting from operations                      $ 44,599,639        $ 130,801,619        $ (9,579,412)
                                                          --------------------   ---------------   --------------------
                                                          --------------------   ---------------   --------------------


40
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            Warburg Pincus    Warburg Pincus       Warburg Pincus
              Japan OTC      Emerging Markets   Post-Venture Capital
                 Fund            Fund (1)             Fund (2)
            --------------   ----------------   --------------------
              $  221,577         $ 33,788             $      0
                 412,522           22,711                2,675
                 (33,237)          (3,250)                   0
            --------------   ----------------      -----------
                 600,862           53,249                2,675
            --------------   ----------------      -----------
                 599,720           29,641                1,756
                 138,679            5,217                  280
                  25,700           16,000                9,000
                  60,612           45,701                5,771
                  11,290           14,625                1,250
                 119,941            5,926                  351
                   2,761              855                    0
                  96,359           54,987                5,000
                  42,449           37,432                1,932
                   2,579           14,765                1,000
                 115,649           26,664                6,000
                 100,690           28,656                2,833
                  10,620            6,070                  500
            --------------   ----------------      -----------
               1,327,049          286,539               35,673
                (652,386)        (262,824)             (33,354)
            --------------   ----------------      -----------
                 674,663           23,715                2,319
            --------------   ----------------      -----------
                 (73,801)          29,534                  356
            --------------   ----------------      -----------
              (4,629,196)         102,219              (26,884)
               7,895,010           (4,992)                   0
                (195,368)          (9,058)             164,441
            --------------   ----------------      -----------
               3,070,446           88,169              137,557
            --------------   ----------------      -----------
              $2,996,645         $117,703             $137,913
            --------------   ----------------      -----------
            --------------   ----------------      -----------

(1) For the period December 30, 1994 (Commencement of Operations) through October 31, 1995.

(2) For the period September 29, 1995 (Commencement of Operations) through October 31, 1995.


                       See Accompanying Notes to Financial Statements.
                                                                              41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Warburg Pincus                         Warburg Pincus
                                                   Capital Appreciation                      Emerging Growth
                                                           Fund                                   Fund
                                            -----------------------------------    -----------------------------------
                                              For the Year Ended October 31,         For the Year Ended October 31,
                                                 1995                1994               1995                1994
                                            ---------------    ----------------    ---------------    ----------------
FROM OPERATIONS:
    Net investment income (loss)             $     563,484       $    384,246       $  (2,982,589)      $ (1,678,646)
    Net realized gain (loss) from
      security transactions                     31,649,453         11,173,174          49,113,782         (5,721,525)
    Net realized gain (loss) from foreign
      currency related items                             0                  0                   0                  0
    Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency related items            12,386,702         (9,106,613)         84,670,426         10,930,919
                                            ---------------    ----------------    ---------------    ----------------
        Net increase (decrease) in net
          assets resulting from
          operations                            44,599,639          2,450,807         130,801,619          3,530,748
                                            ---------------    ----------------    ---------------    ----------------
FROM DISTRIBUTIONS:
    Dividends from net investment income:
        Common Shares                             (563,484)          (419,337)                  0                  0
        Advisor Shares                                   0            (27,724)                  0                  0
    Distributions in excess of net
      investment income:
        Common Shares                                    0                  0                   0                  0
    Distributions from capital gains:
        Common Shares                          (10,419,627)       (12,899,141)                  0        (10,576,150)
        Advisor Shares                            (575,892)          (852,608)                  0         (1,639,316)
                                            ---------------    ----------------    ---------------    ----------------
        Net decrease from distributions        (11,559,003)       (14,198,810)                  0        (12,215,466)
                                            ---------------    ----------------    ---------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                88,963,455         45,617,531         335,569,078        180,813,270
    Reinvested dividends                        11,246,752         13,809,167                   0         12,758,387
    Net asset value of shares redeemed         (53,459,471)       (49,851,500)       (116,280,844)       (71,767,717)
                                            ---------------    ----------------    ---------------    ----------------
        Net increase in net assets from
          capital share transactions            46,750,736          9,575,198         219,288,234        121,803,940
                                            ---------------    ----------------    ---------------    ----------------
        Net increase (decrease) in net
          assets                                79,791,372         (2,172,805)        350,089,853        113,119,222
NET ASSETS:
    Beginning of period                        167,514,493        169,687,298         304,672,758        191,553,536
                                            ---------------    ----------------    ---------------    ----------------
    End of period                            $ 247,305,865       $167,514,493       $ 654,762,611       $304,672,758
                                            ---------------    ----------------    ---------------    ----------------
                                            ---------------    ----------------    ---------------    ----------------

42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       Warburg Pincus                   Warburg Pincus         Warburg Pincus
                                                          Japan OTC                    Emerging Markets         Post-Venture
              Warburg Pincus                                Fund                             Fund               Capital Fund
           International Equity            ---------------------------------------    -------------------    -------------------
                   Fund                                          For the Period         For the Period         For the Period
    -----------------------------------                        September 30, 1994      December 30, 1994     September 29, 1995
                                               For the          (Commencement of       (Commencement of       (Commencement of
      For the Year Ended October 31,          Year Ended       Operations) through    Operations) through    Operations) through
         1995                1994          October 31, 1995     October 31, 1994       October 31, 1995       October 31, 1995
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------

    $   12,746,935      $    1,310,933       $    (73,801)         $     5,115            $    29,534            $       356

       (34,444,203 )        48,091,665         (4,629,196)                   0                102,219                (26,884)

        16,792,905          (2,772,944)         7,895,010             (294,437)                (4,992)                     0

        (4,675,049 )        82,484,415           (195,368)             (35,099)                (9,058)               164,441
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------

        (9,579,412 )       129,114,069          2,996,645             (324,421)               117,703                137,913
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------
       (11,671,023 )        (1,764,380)                 0                    0                (14,321)                     0
          (629,473 )          (218,961)                 0                    0                     (3)                     0

                 0            (223,659)                 0                    0                      0                      0
       (42,332,078 )        (1,047,367)                 0                    0                      0                      0
        (5,756,403 )          (129,979)                 0                    0                      0                      0
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------
       (60,388,977 )        (3,384,346)                 0                    0                (14,324)                     0
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------

     1,383,361,959       1,430,739,923        200,565,875           20,287,158              7,753,908              2,792,403
        54,872,977           2,950,772                  0                    0                 13,802                      0
      (715,598,203 )      (249,050,078)       (44,871,674)            (185,101)            (1,191,160)                (4,887)
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------

       722,636,733       1,184,640,617        155,694,201           20,102,057              6,576,550              2,787,516
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------

       652,668,344       1,310,370,340        158,690,846           19,777,636              6,679,929              2,925,429
     1,733,275,503         422,905,163         19,878,636              101,000                101,000                100,000
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------
    $2,385,943,847      $1,733,275,503       $178,569,482          $19,878,636            $ 6,780,929            $ 3,025,429
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------
    ---------------    ----------------    ----------------    -------------------    -------------------    -------------------

                       See Accompanying Notes to Financial Statements.
                                                                              43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a Common Share of the Fund Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                            For the Period
                                                                                           December 30, 1994
                                                                                           (Commencement of
                                                                                          Operations) through
                                                                                           October 31, 1995
                                                                                      ---------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                            $ 10.00
                                                                                                -------
     Income from Investment Operations:
     Net Investment Income                                                                          .08
     Net Gain on Securities and Foreign Currency Related Items (both
       realized and unrealized)                                                                    1.25
                                                                                                -------
          Total from Investment Operations                                                         1.33
                                                                                                -------
     Less Distributions:
     Dividends from Net Investment Income                                                          (.05)
     Distributions from Capital Gains                                                               .00
                                                                                                -------
          Total Distributions                                                                      (.05)
                                                                                                -------
NET ASSET VALUE, END OF PERIOD                                                                  $ 11.28
                                                                                                -------
                                                                                                -------

Total Return                                                                                      16.09%*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                                $ 6,780

Ratios to average daily net assets:
     Operating expenses                                                                            1.00%*
     Net investment income                                                                         1.25%*
     Decrease reflected in above operating expense ratio due to
      waivers/reimbursements                                                                      11.08%*

Portfolio Turnover Rate                                                                           69.12%*

* Annualized

                See Accompanying Notes to Financial Statements.

TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on per share basis were as follows:

Ordinary income                                             $.05

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

48
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1995
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     The Warburg Pincus Equity Funds are comprised of Warburg Pincus Capital Appreciation Fund (the 'Capital Appreciation Fund'), Warburg Pincus International Equity Fund (the 'International Equity Fund') and Warburg Pincus Post-Venture Capital Fund (the 'Post-Venture Capital Fund') which are registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as diversified, open-end management investment companies, and Warburg Pincus Emerging Growth Fund (the 'Emerging Growth Fund'), Warburg Pincus Japan OTC Fund (the 'Japan OTC Fund') and Warburg Pincus Emerging Markets Fund (the 'Emerging Markets Fund', together with the Capital Appreciation Fund, the International Equity Fund, the Post-Venture Capital Fund, the Emerging Growth Fund and the Japan OTC Fund, the 'Funds') which are registered under the 1940 Act as non-diversified, open-end management investment companies.

     Investment objectives for each Fund are as follows: the Capital Appreciation Fund, the International Equity Fund and the Japan OTC Fund seek long-term capital appreciation; the Emerging Growth Fund seeks maximum capital appreciation; the Emerging Markets Fund seeks growth of capital; the Post-Venture Capital Fund seeks long-term growth of capital.

     Each Fund offers two classes of shares, one class being referred to as Common Shares and one class being referred to as Advisor Shares. Common and Advisor Shares in each Fund represent an equal pro rata interest in such Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Shares for the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund bear expenses paid pursuant to a shareholder servicing and distribution plan adopted by each Fund at an annual rate not to exceed .25% of the average daily net asset value of each Fund's outstanding Common Shares. Advisor Shares for each Fund bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's outstanding Advisor Shares. The Common and the Advisor Shares are currently bearing expenses of .25% and .50% of average daily net assets, respectively.

     The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Fund's governing Board. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

     The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are

50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------
reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution, transfer agent and printing) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Dividends from net investment income are declared and paid semiannually for all Funds. Distributions of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

     Certain amounts in the Financial Highlights have been reclassified to conform with current year presentation.

     No provision is made for Federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

     Costs incurred by the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund in connection with their organization have been deferred and are being amortized over a period of five years from the date each Fund commenced its operations.

     Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Fund's possession.

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

     Warburg, Pincus Counsellors, Inc. ('Warburg'), a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ('Counsellors G.P.'), serves as each Fund's investment adviser. For its investment advisory services, Warburg receives the following fees based on each Fund's average daily net assets:

                                                                              51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

              FUND                             ANNUAL RATE
---------------------------------   ----------------------------------
Capital Appreciation                  .70% of average daily net assets
Emerging Growth                       .90% of average daily net assets
International Equity                 1.00% of average daily net assets
Japan OTC                            1.25% of average daily net assets
Emerging Markets                     1.25% of average daily net assets
Post-Venture Capital                 1.25% of average daily net assets

     For the period or year ended October 31, 1995, investment advisory fees, waivers and reimbursements were as follows:

                                                 GROSS                         NET            EXPENSE
                   FUND                       ADVISORY FEE     WAIVER      ADVISORY FEE    REIMBURSEMENTS
-------------------------------------------   ------------    ---------    ------------    --------------
Capital Appreciation                          $  1,367,729    $       0    $  1,367,729      $        0
Emerging Growth                                  3,824,061            0       3,824,061               0
International Equity                            20,225,631            0      20,225,631               0
Japan OTC                                          599,720     (599,720)              0         (25,920)
Emerging Markets                                    29,641      (29,641)              0        (230,338)
Post-Venture Capital                                 1,756       (1,756)              0         (31,458)

     SPARX Investment & Research, USA, Inc. ('SPARX USA') serves as sub-investment adviser for the Japan OTC Fund. From its investment advisory fee, Warburg pays SPARX USA a fee at an annual rate of .625% of the average daily net assets of the Japan OTC Fund. No compensation is paid by the Japan OTC Fund to SPARX USA for its sub-investment advisory services.

     Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, and PFPC Inc. ('PFPC'), an indirect, wholly owned subsidiary of PNC Bank Corp. ('PNC'), serve as each Fund's co-administrators. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the period or year ended October 31, 1995, administrative services fees earned by CFSI were as follows:

                   FUND                           CO-ADMINISTRATION FEE
-------------------------------------------   ------------------------------
Capital Appreciation                                    $  195,390
Emerging Growth                                            424,895
International Equity                                     2,022,563
Japan OTC                                                   47,978
Emerging Markets                                             2,372
Post-Venture Capital                                           140

     For its administrative services, PFPC currently receives a fee calculated at an annual rate of .10% of the average daily net assets of the Capital Appreciation Fund, the Emerging Growth Fund and the Post-Venture Capital Fund. For the International Equity Fund, the Japan OTC Fund and the Emerging Markets Fund, PFPC currently receives a fee calculated at an annual rate of .12% on each Fund's first $250 million in average daily net assets, .10% on the next $250 million in average daily net assets, .08%

52
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------
on the next $250 million in average daily net assets, and .05% of the average daily net assets over $750 million.

     For the period or year ended October 31, 1995, administrative service fees earned and waived by PFPC were as follows:

                                                                                            NET
                  FUND                      CO-ADMINISTRATION FEE     WAIVER       CO-ADMINISTRATION FEE
-----------------------------------------   ---------------------    --------    -------------------------
Capital Appreciation                             $   195,390         $      0           $   195,390
Emerging Growth                                      424,895                0               424,895
International Equity                               1,386,283                0             1,386,283
Japan OTC                                             90,701          (26,746)               63,955
Emerging Markets                                       2,845           (2,845)                    0
Post-Venture Capital                                     140             (140)                    0

     Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. No compensation is paid by the Capital Appreciation Fund, the Emerging Growth Fund or the International Equity Fund to CSI for distribution services. For its shareholder servicing and distribution services, CSI currently receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common Shares for the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund pursuant to a shareholder servicing and distribution plan adopted by each Fund. For the period or year ended October 31, 1995, distribution fees earned by CSI were as follows:

                   FUND                              DISTRIBUTION FEE
-------------------------------------------   ------------------------------
Japan OTC                                                $119,941
Emerging Markets                                            5,926
Post-Venture Capital                                          351

3. INVESTMENTS IN SECURITIES

     For the period or year ended October 31, 1995, purchases and sales of investment securities (excluding short-term investments) were as follows:

                           FUND                                 PURCHASES          SALES
-----------------------------------------------------------   --------------    ------------
Capital Appreciation                                          $  299,741,274    $269,962,070
Emerging Growth                                                  532,722,466     336,581,792
International Equity                                           1,457,609,458     735,613,078
Japan OTC                                                        189,768,420      36,507,703
Emerging Markets                                                   7,181,659       1,297,140
Post-Venture Capital                                               2,714,501         222,270

                                                                              53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

     At October 31, 1995, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for Federal income tax purposes) was as follows:

                                                                             NET UNREALIZED
                                         UNREALIZED        UNREALIZED         APPRECIATION
               FUND                     APPRECIATION      DEPRECIATION       (DEPRECIATION)
-----------------------------------     ------------      -------------      --------------
Capital Appreciation                    $ 45,397,319      $  (3,203,157)      $ 42,194,162
Emerging Growth                          144,909,782         (9,681,675)       135,228,107
International Equity                     260,125,513       (171,560,066)        88,565,447
Japan OTC                                  6,205,079         (7,100,852)          (895,773)
Emerging Markets                             341,944           (352,944)           (11,000)
Post-Venture Capital                         233,929            (69,488)           164,441

4. FORWARD FOREIGN CURRENCY CONTRACTS

     The International Equity Fund, the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds will enter into forward contracts primarily for hedging purposes. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

54
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

At October 31, 1995, the International Equity Fund and the Japan OTC Fund had the following open forward foreign currency contracts:


                                         INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------
                                         FOREIGN                                              UNREALIZED
 FORWARD CURRENCY      EXPIRATION        CURRENCY          CONTRACT         CONTRACT       FOREIGN EXCHANGE
     CONTRACT             DATE          TO BE SOLD          AMOUNT           VALUE           GAIN (LOSS)
-------------------    -----------    --------------     ------------     ------------     ----------------
French Francs           11/15/95         260,000,000     $ 52,170,074     $ 53,253,590       $ (1,083,516)
French Francs           11/16/95         122,216,250       25,050,833       25,032,515             18,318
German Marks            11/16/95         110,000,000       78,272,317       78,263,963              8,354
German Marks            05/17/96          78,928,380       55,400,000       56,652,584         (1,252,584)
Japanese Yen            03/21/96       5,547,240,000       57,000,000       55,475,507          1,524,493
Japanese Yen            03/21/96       4,764,377,500       47,298,496       47,646,443           (347,947)
Japanese Yen            03/21/96       4,764,377,500       47,276,203       47,646,443           (370,240)
Japanese Yen            03/21/96       1,385,445,000       13,761,286       13,855,226            (93,940)
Japanese Yen            05/13/96       8,731,990,000      109,000,000       88,008,212         20,991,788
Japanese Yen            05/16/96       9,247,700,000      110,000,000       93,246,752         16,753,248
Japanese Yen            05/16/96       4,586,012,000       55,400,000       46,241,847          9,158,153
Japanese Yen            09/18/96       4,660,000,000       50,000,000       47,860,895          2,139,105
                                                         ------------     ------------     ----------------
                                                         $700,629,209     $653,183,977       $ 47,445,232
                                                         ------------     ------------     ----------------
                                                         ------------     ------------     ----------------


                                         FOREIGN
                                         CURRENCY                                             UNREALIZED
 FORWARD CURRENCY      EXPIRATION         TO BE            CONTRACT         CONTRACT       FOREIGN EXCHANGE
     CONTRACT             DATE          PURCHASED           AMOUNT           VALUE           GAIN (LOSS)
-------------------    -----------    --------------     ------------     ------------     ----------------

German Marks            11/16/95          34,500,000     $ 25,050,828     $ 24,546,425       $   (504,403)
                                                         ------------     ------------     ----------------
                                                         ------------     ------------     ----------------

                                              JAPAN OTC FUND
-----------------------------------------------------------------------------------------------------------
                                         FOREIGN                                              UNREALIZED
 FORWARD CURRENCY      EXPIRATION        CURRENCY          CONTRACT         CONTRACT       FOREIGN EXCHANGE
     CONTRACT             DATE          TO BE SOLD          AMOUNT           VALUE           GAIN (LOSS)
-------------------    -----------    --------------     ------------     ------------     ----------------

Japanese Yen            11/30/95      12,567,400,000     $124,000,000     $123,536,813       $    463,187
Japanese Yen            11/30/95       2,027,000,000       20,000,000       19,925,293             74,707
Japanese Yen            11/30/95       1,520,250,000       15,000,000       14,943,969             56,031
                                                         ------------     ------------     ----------------
                                                         $159,000,000     $158,406,075       $    593,925
                                                         ------------     ------------     ----------------
                                                         ------------     ------------     ----------------

                                                                              55
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

5. EQUITY SWAP TRANSACTIONS

     The International Equity Fund (the 'Fund') entered into a Taiwanese equity swap agreement (which represents approximately .005% of the Fund's net assets at October 31, 1995) dated August 11, 1995, where the Fund receives a quarterly payment, representing the total return (defined as market appreciation and dividend income) on a basket of three Taiwanese common stocks ('Common Stocks'). In return, the Fund pays quarterly the Libor rate (London Interbank Offered
Rate), plus 1.25% per annum (7.125% on October 31, 1995) on the initial stock purchase amount ('Notional amount') of $12,000,000. The Notional amount is marked to market on each quarterly reset date. In the event that the Common Stocks decline in value, the Fund will be required to pay quarterly, the amount of any depreciation in value from the notional amount. The equity swap agreement will terminate on August 11, 1996.

     During the term of the equity swap transaction, changes in the value of the Common Stocks as compared to the Notional amount is recognized as unrealized gain or loss. Dividend income for the Common Stocks are recorded on the ex-dividend date. Interest expense is accrued daily. At October 31, 1995, the Fund has recorded an unrealized gain of $502,018 and interest payable of $192,375 on the equity swap transaction.

56
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

     The Capital Appreciation Fund is authorized to issue three billion of full and fractional shares of beneficial interest, $.001 par value per share, of which one billion shares are classified as Series 2 Shares (the Advisor Shares). The Emerging Growth Fund, the International Equity Fund, the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund are designated as Series 2 Shares (the Advisor Shares).

     Transactions in shares of each Fund were as follows:

                                       CAPITAL APPRECIATION FUND
                             Common Shares                   Advisor Shares
                     -----------------------------     ---------------------------
                                    For the Year Ended October 31,
                     -------------------------------------------------------------
                         1995             1994            1995            1994
                     ------------     ------------     -----------     -----------
Shares sold             6,020,619        2,958,494         201,782         290,193
Shares issued to
  shareholders on
  reinvestment of
  dividends               850,478          920,210          46,554          61,526
Shares redeemed        (3,638,974)      (3,126,497)       (110,027)       (460,020)
                     ------------     ------------     -----------     -----------
Net increase
  (decrease) in
  shares outstanding    3,232,123          752,207         138,309        (108,301)
                     ------------     ------------     -----------     -----------
                     ------------     ------------     -----------     -----------
Proceeds from sale
  of shares          $ 85,992,655     $ 41,570,590     $ 2,970,800     $ 4,046,941
Reinvested dividends   10,670,876       12,945,690         575,876         863,477
Net asset value of
  shares redeemed     (51,907,650)     (43,449,501)     (1,551,821)     (6,401,999)
                     ------------     ------------     -----------     -----------
Net increase
  (decrease) from
  capital share
  transactions       $ 44,755,881     $ 11,066,779     $ 1,994,855     $(1,491,581)
                     ------------     ------------     -----------     -----------
                     ------------     ------------     -----------     -----------

                                            EMERGING GROWTH FUND
                               Common Shares                    Advisor Shares
                       -----------------------------     ----------------------------
                                       For the Year Ended October 31,
                       --------------------------------------------------------------
                           1995             1994            1995             1994
                       ------------     ------------     -----------     ------------
Shares sold               9,808,362        6,133,751       3,172,686        2,233,737
Shares issued to
  shareholders on
  reinvestment of
  dividends                       0          506,720               0           80,473
Shares redeemed          (4,294,179)      (2,859,413)       (383,922)        (517,898)
                       ------------     ------------     -----------     ------------
Net increase
  (decrease) in
  shares outstanding      5,514,183        3,781,058       2,788,764        1,796,312
                       ------------     ------------     -----------     ------------
                       ------------     ------------     -----------     ------------
Proceeds from sale
  of shares            $256,886,928     $132,922,995     $78,682,150     $ 47,890,275
Reinvested dividends              0       11,015,146               0        1,743,241
Net asset value of
  shares redeemed      (106,777,032)     (61,126,667)     (9,503,812)     (10,641,050)
                       ------------     ------------     -----------     ------------
Net increase
  (decrease) from
  capital share
  transactions         $150,109,896     $ 82,811,474     $69,178,338     $ 38,992,466
                       ------------     ------------     -----------     ------------
                       ------------     ------------     -----------     ------------

                                                                              57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                               INTERNATIONAL EQUITY FUND                             EMERGING MARKETS FUND
                                                                                                Common Shares     Advisor Shares
                                     Common Shares                     Advisor Shares           -------------     --------------
                            --------------------------------    ----------------------------            For the Period
                                             For the Year Ended October 31,                            December 30, 1994
                            ----------------------------------------------------------------     (Commencement of Operations)
                                 1995              1994             1995            1994           through October 31, 1995
                            --------------    --------------    ------------    ------------    -------------------------------

Shares sold                     68,096,606        64,218,907       7,225,150       7,956,088         694,008            22
Shares issued to
  shareholders on
  reinvestment of
  dividends                      2,623,005           147,031         346,377           6,879           1,267             0
Shares redeemed                (38,317,625)      (11,861,720)       (770,753)       (795,406)       (104,480)            0
                            --------------    --------------    ------------    ------------    -------------        -----
Net increase (decrease)
  in shares outstanding         32,401,986        52,504,218       6,800,774       7,167,561         590,795            22
                            --------------    --------------    ------------    ------------    -------------        -----
                            --------------    --------------    ------------    ------------    -------------        -----
Proceeds from sale of
  shares                    $1,251,776,887    $1,275,306,263    $131,585,072    $155,433,660     $ 7,753,651          $257
Reinvested dividends            48,487,109         2,820,903       6,385,868         129,869          13,802             0
Net asset value of shares
  redeemed                    (701,310,424)     (233,614,600)    (14,287,779)    (15,435,478)     (1,191,160)            0
                            --------------    --------------    ------------    ------------    -------------        -----
Net increase (decrease)
  from capital share
  transactions              $  598,953,572    $1,044,512,566    $123,683,161    $140,128,051     $ 6,576,293          $257
                            --------------    --------------    ------------    ------------    -------------        -----
                            --------------    --------------    ------------    ------------    -------------        -----

7. NET ASSETS

     Net Assets at October 31, 1995, consisted of the following:

                                                                          CAPITAL           EMERGING
                                                                     APPRECIATION FUND    GROWTH FUND
                                                                     -----------------    ------------

Capital contributed, net                                               $ 173,327,827      $479,035,241
Accumulated net investment income (loss)                                           0                0
Accumulated net realized gain (loss) from security transactions           31,648,355       40,302,640
Net unrealized appreciation (depreciation) from investments and
  foreign currency related items                                          42,329,683      135,424,730
                                                                     -----------------    ------------
Net assets                                                             $ 247,305,865      $654,762,611
                                                                     -----------------    ------------
                                                                     -----------------    ------------

58
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            JAPAN OTC FUND
                        Common Shares                            Advisor Shares
            -------------------------------------     -------------------------------------
                                  For the Period                            For the Period         POST-VENTURE CAPITAL FUND
                                  September 30,                             September 30,       Common Shares     Advisor Shares
                                       1994                                      1994           -------------     --------------
                                  (Commencement                             (Commencement
                                                                                                         For the Period
                For the           of Operations)          For the           of Operations)             September 29, 1995
               Year Ended            through             Year Ended            through            (Commencement of Operations)
            October 31, 1995     October 31, 1994     October 31, 1995     October 31, 1994         through October 31, 1995
            ----------------     ----------------     ----------------     ----------------     --------------------------------

                22,809,795            2,025,697               0                    15                273,510             19
                         0                    0               0                     0                      0              0
                (5,180,432)             (18,605)              0                     0                   (473)             0
            ----------------     ----------------            ---                -----           -------------         -----
                17,629,363            2,007,092               0                    15                273,037             19
            ----------------     ----------------            ---                -----           -------------         -----
            ----------------     ----------------            ---                -----           -------------         -----
              $200,565,875         $ 20,287,008              $0                  $150            $ 2,792,203           $200
                         0                    0               0                     0                      0              0
               (44,871,674)            (185,101)              0                     0                 (4,887)             0
            ----------------     ----------------            ---                -----           -------------         -----
              $155,694,201         $ 20,101,907              $0                  $150            $ 2,787,316           $200
            ----------------     ----------------            ---                -----           -------------         -----
            ----------------     ----------------            ---                -----           -------------         -----

         INTERNATIONAL        EMERGING                          POST-VENTURE
          EQUITY FUND       MARKETS FUND     JAPAN OTC FUND     CAPITAL FUND
         --------------     ------------     --------------     ------------

         $2,271,007,433      $6,677,550       $175,619,527       $2,887,516
             19,124,669          10,218          7,821,209              356
            (40,671,086)        102,219         (4,640,787)         (26,884)
            136,482,831          (9,058)          (230,467)         164,441
         --------------     ------------     --------------     ------------
         $2,385,943,847      $6,780,929       $178,569,482       $3,025,429
         --------------     ------------     --------------     ------------
         --------------     ------------     --------------     ------------

                                                                              59
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

8. CAPITAL LOSS CARRYOVER

     At October 31, 1995, the International Equity Fund, the Japan OTC Fund and the Post-Venture Capital Fund had capital loss carryovers of $40,671,086, $4,629,196 and $26,884, respectively, expiring in 2003 to offset possible future capital gains of each Fund.

9. OTHER FINANCIAL HIGHLIGHTS

     Each Fund currently offers one other class of shares, Advisor Shares, representing equal prorata interests in each of the respective Warburg Pincus Equity Funds. The financial highlights for an Advisor Share of each Fund are as follows:

                                                                              Capital Appreciation Fund
                                                           ----------------------------------------------------------------
                                                                                    Advisor Shares
                                                           ----------------------------------------------------------------
                                                                                                            April 4, 1991
                                                                                                               (Initial
                                                                 For the Year Ended October 31,               Issuance)
                                                           ------------------------------------------          through
                                                            1995        1994        1993        1992       October 31, 1991
                                                           ------      ------      ------      ------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $14.22      $15.28      $13.28      $12.16           $12.04
                                                           ------      ------      ------      ------          -------
     Income from Investment Operations:
     Net Investment Income (Loss)                             .00        (.08)        .00        (.01)             .05
     Net Gain on Securities (both realized and
       unrealized)                                           3.02         .23        2.76        1.20              .13
                                                           ------      ------      ------      ------          -------
          Total from Investment Operations                   3.02         .15        2.76        1.19              .18
                                                           ------      ------      ------      ------          -------
     Less Distributions:
     Dividends from Net Investment Income                     .00        (.02)        .00        (.02)            (.06)
     Distributions from Capital Gains                        (.98)      (1.19)       (.76)       (.05)             .00
                                                           ------      ------      ------      ------          -------
          Total Distributions                                (.98)      (1.21)       (.76)       (.07)            (.06)
                                                           ------      ------      ------      ------          -------
NET ASSET VALUE, END OF PERIOD                             $16.26      $14.22      $15.28      $13.28           $12.16
                                                           ------      ------      ------      ------          -------
                                                           ------      ------      ------      ------          -------

Total Return                                                23.41%       1.23%      21.64%       9.83%            2.66%*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                           $11,594     $8,169     $10,437      $1,655             $443

Ratios to average daily net assets:
     Operating expenses                                      1.62%       1.55%       1.51%       1.56%            1.63%*
     Net investment income (loss)                            (.18%)      (.24%)      (.25%)      (.11%)            .25%*
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                   .00%        .01%        .00%        .01%             .01%*

Portfolio Turnover Rate                                    146.09%      51.87%      48.26%      55.83%           39.50%

* Annualized

60
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on per share basis were as follows:

Ordinary income                                             $.02
Long-term capital gain                                       .96

Ordinary income dividends qualifying for the dividends received deduction available to corporate shareholders was 100.00%.

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                                                                              61
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                              Emerging Growth Fund
                                                            --------------------------------------------------------
                                                                                 Advisor Shares
                                                            --------------------------------------------------------
                                                                                                     April 4, 1991
                                                                                                        (Initial
                                                               For the Year Ended October 31,          Issuance)
                                                            ------------------------------------        through
                                                             1995      1994      1993      1992     October 31, 1991
                                                            ------    ------    ------    ------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $22.05    $23.51    $18.19    $16.99         $15.18
                                                            ------    ------    ------    ------        -------
     Income from Investment Operations:
     Net Investment Loss                                      (.09)     (.08)     (.08)     (.06)           .00
     Net Gain (Loss) on Securities (both
       realized and unrealized)                               7.42      (.02)     5.77      1.62           1.82
                                                            ------    ------    ------    ------        -------
          Total from Investment Operations                    7.33      (.10)     5.69      1.56           1.82
                                                            ------    ------    ------    ------        -------
     Less Distributions:
     Dividends from Net Investment Income                      .00       .00       .00       .00           (.01)
     Distributions from Capital Gains                          .00     (1.36)     (.37)     (.36)           .00
                                                            ------    ------    ------    ------        -------
          Total Distributions                                  .00     (1.36)     (.37)     (.36)          (.01)
                                                            ------    ------    ------    ------        -------
NET ASSET VALUE, END OF PERIOD                              $29.38    $22.05    $23.51    $18.19         $16.99
                                                            ------    ------    ------    ------        -------
                                                            ------    ------    ------    ------        -------

Total Return                                                 33.24%     (.29%)   31.67%     9.02%         23.43%*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                          $167,225   $64,009   $26,029    $5,398           $275

Ratios to average daily net assets:
     Operating expenses                                       1.76%     1.72%     1.73%     1.74%          1.74%*
     Net investment loss                                     (1.08%)   (1.08%)   (1.09%)    (.87%)         (.49%)*
     Decrease reflected in above operating expense ratios
       due to waivers/reimbursements                           .00%      .04%      .00%      .06%           .42%*

Portfolio Turnover Rate                                      84.82%    60.38%    68.35%    63.38%         97.69%

* Annualized

62
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                     International Equity Fund
                                                                      --------------------------------------------------------
                                                                                           Advisor Shares
                                                                      --------------------------------------------------------
                                                                                                               April 4, 1991
                                                                                                                  (Initial
                                                                         For the Year Ended October 31,          Issuance)
                                                                      ------------------------------------        through
                                                                       1995      1994      1993      1992     October 31, 1991
                                                                      ------    ------    ------    ------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $20.38    $16.91    $12.20    $13.66         $13.14
                                                                      ------    ------    ------    ------        -------
     Income from Investment Operations:
     Net Investment Income (Loss)                                        .03       .16      (.01)      .13            .00
     Net Gain (Loss) on Securities and
       Foreign Currency Related Items
       (both realized and unrealized)                                   (.67)     3.35      4.86     (1.32)           .58
                                                                      ------    ------    ------    ------        -------
          Total from Investment Operations                              (.64)     3.51      4.85     (1.19)           .58
                                                                      ------    ------    ------    ------        -------
     Less Distributions:
     Dividends from Net Investment Income                               (.05)      .00      (.01)     (.12)          (.06)
     Distributions from Capital Gains                                   (.53)     (.04)     (.13)     (.15)           .00
                                                                      ------    ------    ------    ------        -------
          Total Distributions                                           (.58)     (.04)     (.14)     (.27)          (.06)
                                                                      ------    ------    ------    ------        -------
NET ASSET VALUE, END OF PERIOD                                        $19.16    $20.38    $16.91    $12.20         $13.66
                                                                      ------    ------    ------    ------        -------
                                                                      ------    ------    ------    ------        -------

Total Return                                                           (3.04%)   20.77%    40.06%    (8.86%)         7.85%*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                    $317,736  $199,404   $44,244    $1,472           $153

Ratios to average daily net assets:
     Operating expenses                                                 1.89%     1.94%     2.00%     2.00%          2.23%*
     Net investment income (loss)                                        .20%     (.29%)    (.36%)     .54%           .30%*
     Decrease reflected in above operating expense ratios due to
       waivers/reimbursements                                            .00%      .00%      .00%      .07%           .17%*

Portfolio Turnover Rate                                                39.24%    17.02%    22.60%    53.29%         54.95%

* Annualized

TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on per share basis were as follows:

Ordinary income                                             $.38
Long-term capital gain                                       .20

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                                                                              63
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                         Japan OTC Fund
                                                                            ----------------------------------------
                                                                                         Advisor Shares
                                                                            ----------------------------------------
                                                                                                   For the Period
                                                                                                 September 30, 1994
                                                                                For the           (Commencement of
                                                                               Year Ended        Operations) through
                                                                            October 31, 1995      October 31, 1994
                                                                            ----------------     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $9.85                 $10.00
                                                                                 ------                -------
     Income from Investment Operations:
     Net Investment Income (Loss)                                                  (.02)                   .00
     Net Loss on Securities and Foreign Currency Related Items (both
       realized and unrealized)                                                    (.75)                  (.15)
                                                                                 ------                -------
          Total from Investment Operations                                         (.77)                  (.15)
                                                                                 ------                -------
     Less Distributions:
     Dividends from Net Investment Income                                           .00                    .00
     Distributions from Capital Gains                                               .00                    .00
                                                                                 ------                -------
          Total Distributions                                                       .00                    .00
                                                                                 ------                -------
NET ASSET VALUE, END OF PERIOD                                                   $ 9.08                $  9.85
                                                                                 ------                -------
                                                                                 ------                -------

Total Return                                                                      (7.82%)               (15.84%)*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                     $1                     $1

Ratios to average daily net assets:
     Operating expenses                                                            1.31%                  1.18%*
     Net investment income (loss)                                                  (.19%)                  .12%*
     Decrease reflected in above operating expense ratios due to
       waivers/reimbursements                                                      1.83%                  4.74%*

Portfolio Turnover Rate                                                           82.98%                   .00%

* Annualized

64
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                        Emerging Markets Fund
                                                                                                        ---------------------
                                                                                                           Advisor Shares
                                                                                                        ---------------------
                                                                                                          December 30, 1994
                                                                                                          (Commencement of
                                                                                                         Operations) through
                                                                                                          October 31, 1995
                                                                                                        ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                           $ 10.00
                                                                                                               -------
     Income from Investment Operations:
     Net Investment Income                                                                                         .14
     Net Gain on Securities and Foreign Currency Related Items (both realized and unrealized)                     1.19
                                                                                                               -------
          Total from Investment Operations                                                                        1.33
                                                                                                               -------
     Less Distributions:
     Dividends from Net Investment Income                                                                         (.03)
     Distributions from Capital Gains                                                                              .00
                                                                                                               -------
          Total Distributions                                                                                     (.03)
                                                                                                               -------
NET ASSET VALUE, END OF PERIOD                                                                                 $ 11.30
                                                                                                               -------
                                                                                                               -------

Total Return                                                                                                     16.05%*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                                                    $1

Ratios to average daily net assets:
     Operating expenses                                                                                           1.22%*
     Net investment income                                                                                        1.76%*
     Decrease reflected in above operating expense ratio due to
       waivers/reimbursements                                                                                    16.36%*

Portfolio Turnover Rate                                                                                          69.12%*

* Annualized

TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on per share basis were as follows:

Ordinary income                                             $.03

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                                                                              65
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                          Post-Venture Capital Fund
                                                                                          -------------------------
                                                                                               Advisor Shares
                                                                                          -------------------------
                                                                                               For the Period
                                                                                             September 29, 1995
                                                                                              (Commencement of
                                                                                             Operations) through
                                                                                              October 31, 1995
                                                                                          -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                               $ 10.00
                                                                                                   -------
     Income from Investment Operations:
     Net Investment Income                                                                             .00
     Net Gain on Securities                                                                            .68
                                                                                                   -------
          Total from Investment Operations                                                             .68
                                                                                                   -------
     Less Distributions:
     Dividends from Net Investment Income                                                              .00
     Distributions from Capital Gains                                                                  .00
                                                                                                   -------
          Total Distributions                                                                          .00
                                                                                                   -------
NET ASSET VALUE, END OF PERIOD                                                                     $ 10.68
                                                                                                   -------
                                                                                                   -------

Total Return                                                                                          6.80%+

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                                        $1

Ratios to average daily net assets:
     Operating expenses                                                                               2.15%*
     Net investment income                                                                             .09%*
     Decrease reflected in above operating expense ratio due to
       waivers/reimbursements                                                                         9.25%*

Portfolio Turnover Rate                                                                              16.90%*

* Annualized

+ Non annualized


66
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EMERGING MARKETS FUND -- ADVISOR SHARES
--------------------------------------------------------------------------------

                                                                December 8, 1995

Dear Shareholder:

     The objective of the Advisor Shares of Warburg Pincus Emerging Markets Fund (the 'Fund') is growth of capital. The Fund is a non-diversified management company that invests primarily in equity securities of companies in emerging securities markets around the world.

     Total return since inception through October 31, 1995 (the Fund was launched December 30, 1994), was 13.29%, vs. a loss of -7.49% in the Lipper Emerging Markets Fund Index.

     The Fund's outperformance of its benchmark index resulted from good stock selection and a relatively large cash position in the first few months following its inception. In addition, the Fund's focus on Asian stocks due to their good fundamental values and sound economies meant that it avoided many of the problems in Latin America following the Mexican peso devaluation in December 1994.

     Currently, we are finding many compelling values in emerging markets, particularly in Asia. By region, our largest concentration among Asian markets is in Northeast Asia, principally Taiwan and South Korea (12.2% and 15% of the portfolio, respectively, as of October 31, 1995). Though Taiwan's market has fallen sharply in 1995 due to political tensions with China, we have viewed the situation as a buying opportunity, since we believe investors' concerns are largely overdone and that the long-term argument for investing in Taiwan remains strong. We are similarly bullish on South Korea, and hold the stocks of excellent companies in the banking, technology and industrial sectors.

     Other large Asian weightings in the portfolio include China/Hong Kong (13.9%) and Indonesia (10.4%), where we have found undemanding valuations in relation to prospective growth. The portfolio remains underweighted in Latin America, since we are finding better values and less economic uncertainty elsewhere. Among Latin American markets, our heaviest weighting is in Argentina, which represented 7.8% of the portfolio at the end of the reporting period.

Richard H. King                          Nicholas P.W. Horsley
Co-Portfolio Manager                     Co-Portfolio Manager

10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EMERGING MARKETS FUND -- ADVISOR SHARES
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTED IN ADVISOR SHARES OF WARBURG PINCUS EMERGING MARKETS
                                      FUND
                     SINCE INCEPTION AS OF OCTOBER 31, 1995

     The graph below illustrates the hypothetical investment of $10,000 in Advisor Shares of Warburg Pincus Emerging Markets Fund (the 'Fund') from December 30, 1994 (inception) to October 31, 1995, assuming the reinvestment of dividends and capital gains at net asset value, compared to the Lipper Emerging Markets Fund Index* for the same time period.



                             [ INSERT GRAPHIC HERE ]



                                                                                         FUND
                                                                                         -----
1 Year Total Return (12/30/94-9/30/95)................................................   18.40%+

     All figures cited here represent past performance and do not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than original cost. Without waivers or reimbursements of Fund expenses, aggregate total return since inception for the periods ending 9/30/95 and 10/31/95, respectively, would have been 5.50% and -0.80%.
[FN]
------------
  * The Lipper Emerging Markets Funds Index contains Funds which seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where 'Emerging Markets' is defined by a country's GNP per capita or other economic measures.

  + Non-annualized

                                                                              11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Boards of Directors, Trustees and Shareholders of
  Warburg Pincus Equity Funds:

We have audited the accompanying statements of net assets of the Warburg Pincus Capital Appreciation Fund, Warburg Pincus Emerging Growth Fund and Warburg Pincus International Equity Fund and the accompanying statements of assets and liabilities including the schedules of investments of Warburg Pincus Japan OTC Fund, Warburg Pincus Emerging Markets Fund and Warburg Pincus Post-Venture Capital Fund (all Funds collectively referred to as the 'Warburg Pincus Equity Funds') as of October 31, 1995, and the related statements of operations for the year (or period) then ended, and the statements of changes in net assets for each of the two years (or period) and the financial highlights for each of the three years (or period) in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Warburg Pincus Equity Funds for each of the two years in the period ended October 31, 1992, were audited by other auditors, whose report dated December 15, 1992, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Warburg Pincus Equity Funds as of October 31, 1995, and the results of their operations for the year (or period) then ended, and the changes in their net assets for each of the two years (or period) and the financial highlights for each of the three years (or period) in the period then ended, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

2400 Eleven Penn Center
Philadelphia, PA
December 14, 1995

--------------------------------------------------------------------------------
WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                SHARES       VALUE
                                                                                                -------    ----------
COMMON STOCK (88.6%)

Argentina (6.5%)
  Banco Frances del Rio de la Plata SA ADR                                                        4,500    $   98,438
  Telefonica de Argentina SA ADR                                                                  9,200       190,900
  YPF SA ADR                                                                                      7,800       133,575
                                                                                                           ----------
                                                                                                              422,913
                                                                                                           ----------
Australia (1.1%)
  Novus Petroleum Ltd. +                                                                         58,700        70,179
                                                                                                           ----------

Austria (2.8%)
  V.A. Technologie AG                                                                             1,610       186,714
                                                                                                           ----------

Brazil (4.7%)
  Panamerican Beverages, Inc. Class A                                                            11,200       306,600
                                                                                                           ----------

Chile (4.1%)
  Compania de Telecommunicacion de Chile SA ADR                                                   3,700       266,400
                                                                                                           ----------

China (1.7%)
  Guangzhou Shipyard International                                                               94,000        28,573
  Shanghai Haixing Shipping +                                                                   802,000        82,988
                                                                                                           ----------
                                                                                                              111,561
                                                                                                           ----------

Colombia (0.6%)
  Banco Industrial Colombiano ADR                                                                 3,000        40,874
                                                                                                           ----------

Hong Kong (12.1%)
  Citic Pacific Ltd.                                                                             87,800       274,261
  HSBC Holdings PLC                                                                              11,360       165,304
  Jardine Matheson Holdings Ltd. ADR                                                             39,672       241,999
  Jilin Chemical Industrial Co., Ltd. ADR +                                                       5,500       113,438
                                                                                                           ----------
                                                                                                              795,002
                                                                                                           ----------
India (4.1%)
  Hindalco Industries Ltd. GDR                                                                      900        28,800
  Reliance Industries Ltd. GDS                                                                   13,585       212,198
  The India Fund, Inc.                                                                            3,500        29,313
                                                                                                           ----------
                                                                                                              270,311
                                                                                                           ----------
Indonesia (10.4%)
  P.T. Dynaplast Ltd.                                                                            30,500        26,908
  P.T. Mulia Industrindo                                                                         47,500       140,384
  P.T. Semen Cibinong                                                                            72,500       190,284
  P.T. Semen Gresik                                                                              79,500       206,903

                 See Accompanying Notes to Financial Statements.
30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                SHARES       VALUE
                                                                                                -------    ----------

COMMON STOCK (CONT'D)
  P.T. Tri Polyta Indonesia ADR +                                                                 7,400    $  114,700
                                                                                                           ----------
                                                                                                              679,179
                                                                                                           ----------
Israel (5.6%)
  Ampal-American Israel Corp. Class A +                                                           4,200        23,625
  Clal Electronics Industries Ltd. +                                                                982       112,112
  ECI Telecommunications Limited Designs                                                         12,200       231,800
                                                                                                           ----------
                                                                                                              367,537
                                                                                                           ----------
Japan (2.3%)
  Circle K Japan Co., Ltd. +                                                                      4,000       152,627
                                                                                                           ----------

Malaysia (1.0%)
  Westmont BHD                                                                                   18,000        62,350
                                                                                                           ----------

Mexico (2.3%)
  Gruma SA +                                                                                     51,000       150,421
                                                                                                           ----------

Portugal (1.8%)
  Portugal Telecommunications SA +                                                                6,300       119,373
                                                                                                           ----------

Singapore (1.5%)
  IPC Corp., Ltd.                                                                               140,000        95,646
                                                                                                           ----------

South Korea (13.5%)
  Daewoo Electronics Co., Ltd. +                                                                 20,850       277,963
  Daewoo Electronics Co., Ltd. (New) +                                                            6,200        79,009
  Daewoo Heavy Industries                                                                         5,240        68,145
  Hana Bank                                                                                       3,800        81,851
  Hanil Bank                                                                                      8,900       115,580
  Korea Long Term Credit Bank                                                                     2,790        89,392
  Mando Machinery Corp. +                                                                         2,500       170,468
  Samsung Electronics Co., Ltd. Second Series                                                         1           248
                                                                                                           ----------
                                                                                                              882,656
                                                                                                           ----------

Taiwan (9.6%)
  China Steel Corp. +                                                                            28,000        22,101
  GP-Taiwan Index Fund +                                                                        180,000       139,500
  Taiwan Semiconductor Mfg., Co. +                                                               32,000        99,611
  Ton Yi Industrial Corp. +                                                                     154,000       204,306
  Tuntex Distinct Corp. +                                                                        20,000        12,674
  Tuntex Distinct Corp. GDS +                                                                     1,080         6,750
  Yang Ming Marine Transport Corp.                                                              129,000       141,979
                                                                                                           ----------
                                                                                                              626,921
                                                                                                           ----------

                        See Accompanying Notes to Financial Statements.
                                                                              31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                                SHARES       VALUE
                                                                                                -------    ----------

COMMON STOCK (CONT'D)
Thailand (2.9%)
  Industrial Finance Corp. of Thailand                                                           57,800    $  190,056
                                                                                                           ----------

TOTAL COMMON STOCK (Cost $5,835,052)                                                                        5,797,320
                                                                                                           ----------
PREFERRED STOCK (1.5%)

South Korea
  Keyang Electronic Machinery Co. +                                                               4,200        78,500
  Samsung Electronics Co., Ltd. +                                                                   130        18,192
  Samsung Electronics Co., Ltd. New +                                                                25         3,446
                                                                                                           ----------
                                                                                                              100,138
                                                                                                           ----------

TOTAL PREFERRED STOCK (Cost $78,848)                                                                          100,138
                                                                                                           ----------

STOCK WARRANTS (0.1%)

Hong Kong
  Jardine Strategic Holdings, 05/02/98 +
    (Cost $10,610)                                                                               21,000         5,565
                                                                                                           ----------

                                                                                                 PAR
                                                                                               --------
CONVERTIBLE BONDS/NOTES (3.9%)
Argentina (1.3%)
  Banco de Galicia & Buenos Aires SA 7.00%, 08/01/02                                           $101,000        81,305
                                                                                                           ----------

Taiwan (2.6%)
  President Enterprises 0.00%, 07/22/01                                                         140,000       172,550
                                                                                                           ----------

TOTAL CONVERTIBLE BONDS/NOTES (Cost $241,828)                                                                 253,855
                                                                                                           ----------

SHORT-TERM INVESTMENTS (5.9%)

  Repurchase agreement with State Street Bank & Trust
  dated 10/31/95 at 5.83% to be repurchased at $389,063 on 11/01/95.
  (Collateralized by $380,000 U.S. Treasury Note 7.25%,
  due 11/30/96, with a market value of $397,692.) (Cost $389,000)                               389,000       389,000
                                                                                                           ----------
TOTAL INVESTMENTS (100.0%) (Cost $6,555,338*)                                                              $6,545,878
                                                                                                           ----------
                                                                                                           ----------

                            INVESTMENT ABBREVIATIONS

                             ADR  =American Depository Receipt
                             GDR  =Global Depository Receipt
                             GDS  =Global Depository Share

[FN]
+ Non-income producing security.

* Cost for Federal income tax purposes is $6,556,878.

                        See Accompanying Notes to Financial Statements.
32
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EMERGING MARKETS FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995
--------------------------------------------------------------------------------

ASSETS

     Investments at value (Cost $6,555,338)                                                            $6,545,878
     Receivable for Fund shares sold                                                                      207,547
     Deferred organizational costs (Note 1)                                                               187,395
     Foreign currency (Cost $47,256)                                                                       47,209
     Dividends and interest receivable                                                                      7,974
     Other assets                                                                                           4,047
                                                                                                       ----------
          Total assets                                                                                  7,000,050
                                                                                                       ----------

LIABILITIES

     Payable for investment securities purchased                                                          111,286
     Accrued expenses                                                                                      91,932
     Other liabilities                                                                                     15,903
                                                                                                       ----------
          Total liabilities                                                                               219,121
                                                                                                       ----------

NET ASSETS applicable to 600,795 Common Shares outstanding and
  122 Advisor Shares outstanding                                                                       $6,780,929
                                                                                                       ----------
                                                                                                       ----------

NET ASSET VALUE, offering and redemption price per Common Share
($6,779,551[div]600,795)                                                                                   $11.28
                                                                                                           ------
                                                                                                           ------

NET ASSET VALUE, offering and redemption price per Advisor Share
($1,378[div]122)                                                                                           $11.30
                                                                                                           ------
                                                                                                           ------

                     See Accompanying Notes to Financial Statements.
                                                                              37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
STATEMENTS OF OPERATIONS
For the Year or Period Ended October 31, 1995
--------------------------------------------------------------------------------

                                                             Warburg Pincus      Warburg Pincus       Warburg Pincus
                                                          Capital Appreciation   Emerging Growth   International Equity
                                                                  Fund                Fund                 Fund
                                                          --------------------   ---------------   --------------------
INVESTMENT INCOME:
     Dividends                                                $  2,107,232        $     772,834        $ 40,091,101
     Interest                                                      684,526            2,112,707           7,110,116
     Foreign taxes withheld                                         (2,423)                   0          (5,031,072)
                                                          --------------------   ---------------   --------------------
          Total investment income                                2,789,335            2,885,541          42,170,145
                                                          --------------------   ---------------   --------------------
EXPENSES:
     Investment advisory                                         1,367,729            3,824,061          20,225,631
     Administrative services                                       390,780              849,790           3,408,846
     Audit                                                          27,208               27,469              69,286
     Custodian/Sub-custodian                                        63,554              145,277           1,753,400
     Directors/Trustees                                             10,500               10,500              11,500
     Distribution/Shareholder servicing                             45,989              531,389           1,274,343
     Insurance                                                      10,104               14,770              58,340
     Legal                                                          90,851               76,677             102,549
     Organizational                                                      0                    0                   0
     Printing                                                       27,954               41,914             172,129
     Registration                                                   62,918              159,555             428,595
     Transfer agent                                                 92,488              149,133           1,538,272
     Miscellaneous                                                  35,776               37,625             380,319
                                                          --------------------   ---------------   --------------------
                                                                 2,225,851            5,868,130          29,423,210
     Less: fees waived and expenses reimbursed                           0                    0                   0
                                                          --------------------   ---------------   --------------------
          Total expenses                                         2,225,851            5,868,130          29,423,210
                                                          --------------------   ---------------   --------------------
            Net investment income (loss)                           563,484           (2,982,589)         12,746,935
                                                          --------------------   ---------------   --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY RELATED ITEMS:
     Net realized gain (loss) from security transactions        31,649,453           49,113,782         (34,444,203)
     Net realized gain (loss) from foreign currency
       related items                                                     0                    0          16,792,905
     Net change in unrealized appreciation (depreciation)
       from investments and foreign currency related items       12,386,702          84,670,426          (4,675,049)
                                                          --------------------   ---------------   --------------------
            Net realized and unrealized gain (loss) from
               investments and foreign currency related
               items                                            44,036,155          133,784,208         (22,326,347)
                                                          --------------------   ---------------   --------------------
            Net increase (decrease) in net assets
               resulting from operations                      $ 44,599,639        $ 130,801,619        $ (9,579,412)
                                                          --------------------   ---------------   --------------------
                                                          --------------------   ---------------   --------------------


40
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

            Warburg Pincus    Warburg Pincus       Warburg Pincus
              Japan OTC      Emerging Markets   Post-Venture Capital
                 Fund            Fund (1)             Fund (2)
            --------------   ----------------   --------------------
              $  221,577         $ 33,788             $      0
                 412,522           22,711                2,675
                 (33,237)          (3,250)                   0
            --------------   ----------------      -----------
                 600,862           53,249                2,675
            --------------   ----------------      -----------
                 599,720           29,641                1,756
                 138,679            5,217                  280
                  25,700           16,000                9,000
                  60,612           45,701                5,771
                  11,290           14,625                1,250
                 119,941            5,926                  351
                   2,761              855                    0
                  96,359           54,987                5,000
                  42,449           37,432                1,932
                   2,579           14,765                1,000
                 115,649           26,664                6,000
                 100,690           28,656                2,833
                  10,620            6,070                  500
            --------------   ----------------      -----------
               1,327,049          286,539               35,673
                (652,386)        (262,824)             (33,354)
            --------------   ----------------      -----------
                 674,663           23,715                2,319
            --------------   ----------------      -----------
                 (73,801)          29,534                  356
            --------------   ----------------      -----------
              (4,629,196)         102,219              (26,884)
               7,895,010           (4,992)                   0
                (195,368)          (9,058)             164,441
            --------------   ----------------      -----------
               3,070,446           88,169              137,557
            --------------   ----------------      -----------
              $2,996,645         $117,703             $137,913
            --------------   ----------------      -----------
            --------------   ----------------      -----------


[FN]
(1) For the period December 30, 1994 (Commencement of Operations) through October 31, 1995.

(2) For the period September 29, 1995 (Commencement of Operations) through October 31, 1995.



                         See Accompanying Notes to Financial Statements.
                                                                              41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Warburg Pincus                         Warburg Pincus
                                                   Capital Appreciation                      Emerging Growth
                                                           Fund                                   Fund
                                            -----------------------------------    -----------------------------------
                                              For the Year Ended October 31,         For the Year Ended October 31,
                                                 1995                1994               1995                1994
                                            ---------------    ----------------    ---------------    ----------------
FROM OPERATIONS:
    Net investment income (loss)             $     563,484       $    384,246       $  (2,982,589)      $ (1,678,646)
    Net realized gain (loss) from
      security transactions                     31,649,453         11,173,174          49,113,782         (5,721,525)
    Net realized gain (loss) from foreign
      currency related items                             0                  0                   0                  0
    Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency related items            12,386,702         (9,106,613)         84,670,426         10,930,919
                                            ---------------    ----------------    ---------------    ----------------
        Net increase (decrease) in net
          assets resulting from
          operations                            44,599,639          2,450,807         130,801,619          3,530,748
                                            ---------------    ----------------    ---------------    ----------------
FROM DISTRIBUTIONS:
    Dividends from net investment income:
        Common Shares                             (563,484)          (419,337)                  0                  0
        Advisor Shares                                   0            (27,724)                  0                  0
    Distributions in excess of net
      investment income:
        Common Shares                                    0                  0                   0                  0
    Distributions from capital gains:
        Common Shares                          (10,419,627)       (12,899,141)                  0        (10,576,150)
        Advisor Shares                            (575,892)          (852,608)                  0         (1,639,316)
                                            ---------------    ----------------    ---------------    ----------------
        Net decrease from distributions        (11,559,003)       (14,198,810)                  0        (12,215,466)
                                            ---------------    ----------------    ---------------    ----------------
FROM CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                88,963,455         45,617,531         335,569,078        180,813,270
    Reinvested dividends                        11,246,752         13,809,167                   0         12,758,387
    Net asset value of shares redeemed         (53,459,471)       (49,851,500)       (116,280,844)       (71,767,717)
                                            ---------------    ----------------    ---------------    ----------------
        Net increase in net assets from
          capital share transactions            46,750,736          9,575,198         219,288,234        121,803,940
                                            ---------------    ----------------    ---------------    ----------------
        Net increase (decrease) in net
          assets                                79,791,372         (2,172,805)        350,089,853        113,119,222
NET ASSETS:
    Beginning of period                        167,514,493        169,687,298         304,672,758        191,553,536
                                            ---------------    ----------------    ---------------    ----------------
    End of period                            $ 247,305,865       $167,514,493       $ 654,762,611       $304,672,758
                                            ---------------    ----------------    ---------------    ----------------
                                            ---------------    ----------------    ---------------    ----------------

42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               Warburg Pincus                   Warburg Pincus
                                                                  Japan OTC                    Emerging Markets
                      Warburg Pincus                                Fund                             Fund
                   International Equity            ---------------------------------------    -------------------
                           Fund                                          For the Period         For the Period
            -----------------------------------                        September 30, 1994      December 30, 1994
                                                       For the          (Commencement of       (Commencement of
              For the Year Ended October 31,          Year Ended       Operations) through    Operations) through
                 1995                1994          October 31, 1995     October 31, 1994       October 31, 1995
            ---------------    ----------------    ----------------    -------------------    -------------------

            $   12,746,935      $    1,310,933       $    (73,801)         $     5,115            $    29,534

               (34,444,203 )        48,091,665         (4,629,196)                   0                102,219

                16,792,905          (2,772,944)         7,895,010             (294,437)                (4,992)

                (4,675,049 )        82,484,415           (195,368)             (35,099)                (9,058)
            ---------------    ----------------    ----------------    -------------------    -------------------

                (9,579,412 )       129,114,069          2,996,645             (324,421)               117,703
            ---------------    ----------------    ----------------    -------------------    -------------------
               (11,671,023 )        (1,764,380)                 0                    0                (14,321)
                  (629,473 )          (218,961)                 0                    0                     (3)

                         0            (223,659)                 0                    0                      0
               (42,332,078 )        (1,047,367)                 0                    0                      0
                (5,756,403 )          (129,979)                 0                    0                      0
            ---------------    ----------------    ----------------    -------------------    -------------------
               (60,388,977 )        (3,384,346)                 0                    0                (14,324)
            ---------------    ----------------    ----------------    -------------------    -------------------

             1,383,361,959       1,430,739,923        200,565,875           20,287,158              7,753,908
                54,872,977           2,950,772                  0                    0                 13,802
              (715,598,203 )      (249,050,078)       (44,871,674)            (185,101)            (1,191,160)
            ---------------    ----------------    ----------------    -------------------    -------------------

               722,636,733       1,184,640,617        155,694,201           20,102,057              6,576,550
            ---------------    ----------------    ----------------    -------------------    -------------------

               652,668,344       1,310,370,340        158,690,846           19,777,636              6,679,929
             1,733,275,503         422,905,163         19,878,636              101,000                101,000
            ---------------    ----------------    ----------------    -------------------    -------------------
            $2,385,943,847      $1,733,275,503       $178,569,482          $19,878,636            $ 6,780,929
            ---------------    ----------------    ----------------    -------------------    -------------------
            ---------------    ----------------    ----------------    -------------------    -------------------

             Warburg Pincus
              Post-Venture
              Capital Fund
           -------------------
             For the Period
           September 29, 1995
            (Commencement of
           Operations) through
            October 31, 1995
           -------------------
               $       356
                   (26,884)
                         0
                   164,441
           -------------------
                   137,913
           -------------------
                         0
                         0
                         0
                         0
                         0
           -------------------
                         0
           -------------------
                 2,792,403
                         0
                    (4,887)
           -------------------
                 2,787,516
           -------------------
                 2,925,429
                   100,000
           -------------------
               $ 3,025,429
           -------------------
           -------------------

                    See Accompanying Notes to Financial Statements.
                                                                              43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Share of the Fund Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                                          December 30, 1994
                                                                                                          (Commencement of
                                                                                                         Operations) through
                                                                                                          October 31, 1995
                                                                                                        ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                           $ 10.00
                                                                                                               -------
     Income from Investment Operations:
     Net Investment Income                                                                                         .14
     Net Gain on Securities and Foreign Currency Related Items (both realized and unrealized)                     1.19
                                                                                                               -------
          Total from Investment Operations                                                                        1.33
                                                                                                               -------
     Less Distributions:
     Dividends from Net Investment Income                                                                         (.03)
     Distributions from Capital Gains                                                                              .00
                                                                                                               -------
          Total Distributions                                                                                     (.03)
                                                                                                               -------
NET ASSET VALUE, END OF PERIOD                                                                                 $ 11.30
                                                                                                               -------
                                                                                                               -------

Total Return                                                                                                     16.05%*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                                                    $1

Ratios to average daily net assets:
     Operating expenses                                                                                           1.22%*
     Net investment income                                                                                        1.76%*
     Decease reflected in above operating expense ratio due to
       waivers/reimbursements                                                                                    16.36%*

Portfolio Turnover Rate                                                                                          69.12%*

* Annualized

TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on per share basis were as follows:

Ordinary income                                             $.03

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                    See Accompanying Notes to Financial Statements.


48
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 1995
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     The Warburg Pincus Equity Funds are comprised of Warburg Pincus Capital Appreciation Fund (the 'Capital Appreciation Fund'), Warburg Pincus International Equity Fund (the 'International Equity Fund') and Warburg Pincus Post-Venture Capital Fund (the 'Post-Venture Capital Fund') which are registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as diversified, open-end management investment companies, and Warburg Pincus Emerging Growth Fund (the 'Emerging Growth Fund'), Warburg Pincus Japan OTC Fund (the 'Japan OTC Fund') and Warburg Pincus Emerging Markets Fund (the 'Emerging Markets Fund', together with the Capital Appreciation Fund, the International Equity Fund, the Post-Venture Capital Fund, the Emerging Growth Fund and the Japan OTC Fund, the 'Funds') which are registered under the 1940 Act as non-diversified, open-end management investment companies.

     Investment objectives for each Fund are as follows: the Capital Appreciation Fund, the International Equity Fund and the Japan OTC Fund seek long-term capital appreciation; the Emerging Growth Fund seeks maximum capital appreciation; the Emerging Markets Fund seeks growth of capital; the Post-Venture Capital Fund seeks long-term growth of capital.

     Each Fund offers two classes of shares, one class being referred to as Common Shares and one class being referred to as Advisor Shares. Common and Advisor Shares in each Fund represent an equal pro rata interest in such Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Shares for the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund bear expenses paid pursuant to a shareholder servicing and distribution plan adopted by each Fund at an annual rate not to exceed .25% of the average daily net asset value of each Fund's outstanding Common Shares. Advisor Shares for each Fund bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's outstanding Advisor Shares. The Common and the Advisor Shares are currently bearing expenses of .25% and .50% of average daily net assets, respectively.

     The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Fund's governing Board. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

     The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are

50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------
reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Funds isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution, transfer agent and printing) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Dividends from net investment income are declared and paid semiannually for all Funds. Distributions of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

     Certain amounts in the Financial Highlights have been reclassified to conform with current year presentation.

     No provision is made for Federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

     Costs incurred by the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund in connection with their organization have been deferred and are being amortized over a period of five years from the date each Fund commenced its operations.

     Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Fund's possession.

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

     Warburg, Pincus Counsellors, Inc. ('Warburg'), a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ('Counsellors G.P.'), serves as each Fund's investment adviser. For its investment advisory services, Warburg receives the following fees based on each Fund's average daily net assets:

                                                                              51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

              FUND                             ANNUAL RATE
---------------------------------   ----------------------------------
Capital Appreciation                  .70% of average daily net assets
Emerging Growth                       .90% of average daily net assets
International Equity                 1.00% of average daily net assets
Japan OTC                            1.25% of average daily net assets
Emerging Markets                     1.25% of average daily net assets
Post-Venture Capital                 1.25% of average daily net assets

     For the period or year ended October 31, 1995, investment advisory fees, waivers and reimbursements were as follows:

                                                 GROSS                         NET            EXPENSE
                   FUND                       ADVISORY FEE     WAIVER      ADVISORY FEE    REIMBURSEMENTS
-------------------------------------------   ------------    ---------    ------------    --------------
Capital Appreciation                          $  1,367,729    $       0    $  1,367,729      $        0
Emerging Growth                                  3,824,061            0       3,824,061               0
International Equity                            20,225,631            0      20,225,631               0
Japan OTC                                          599,720     (599,720)              0         (25,920)
Emerging Markets                                    29,641      (29,641)              0        (230,338)
Post-Venture Capital                                 1,756       (1,756)              0         (31,458)

     SPARX Investment & Research, USA, Inc. ('SPARX USA') serves as sub-investment adviser for the Japan OTC Fund. From its investment advisory fee, Warburg pays SPARX USA a fee at an annual rate of .625% of the average daily net assets of the Japan OTC Fund. No compensation is paid by the Japan OTC Fund to SPARX USA for its sub-investment advisory services.

     Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, and PFPC Inc. ('PFPC'), an indirect, wholly owned subsidiary of PNC Bank Corp. ('PNC'), serve as each Fund's co-administrators. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the period or year ended October 31, 1995, administrative services fees earned by CFSI were as follows:

                   FUND                           CO-ADMINISTRATION FEE
-------------------------------------------   ------------------------------
Capital Appreciation                                    $  195,390
Emerging Growth                                            424,895
International Equity                                     2,022,563
Japan OTC                                                   47,978
Emerging Markets                                             2,372
Post-Venture Capital                                           140

     For its administrative services, PFPC currently receives a fee calculated at an annual rate of .10% of the average daily net assets of the Capital Appreciation Fund, the Emerging Growth Fund and the Post-Venture Capital Fund. For the International Equity Fund, the Japan OTC Fund and the Emerging Markets Fund, PFPC currently receives a fee calculated at an annual rate of .12% on each Fund's first $250 million in average daily net assets, .10% on the next $250 million in average daily net assets, .08%

52
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------
on the next $250 million in average daily net assets, and .05% of the average daily net assets over $750 million.

     For the period or year ended October 31, 1995, administrative service fees earned and waived by PFPC were as follows:

                                                                                            NET
                  FUND                      CO-ADMINISTRATION FEE     WAIVER       CO-ADMINISTRATION FEE
-----------------------------------------   ---------------------    --------    -------------------------
Capital Appreciation                             $   195,390         $      0           $   195,390
Emerging Growth                                      424,895                0               424,895
International Equity                               1,386,283                0             1,386,283
Japan OTC                                             90,701          (26,746)               63,955
Emerging Markets                                       2,845           (2,845)                    0
Post-Venture Capital                                     140             (140)                    0

     Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, serves as each Fund's distributor. No compensation is paid by the Capital Appreciation Fund, the Emerging Growth Fund or the International Equity Fund to CSI for distribution services. For its shareholder servicing and distribution services, CSI currently receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common Shares for the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund pursuant to a shareholder servicing and distribution plan adopted by each Fund. For the period or year ended October 31, 1995, distribution fees earned by CSI were as follows:

                   FUND                              DISTRIBUTION FEE
-------------------------------------------   ------------------------------
Japan OTC                                                $119,941
Emerging Markets                                            5,926
Post-Venture Capital                                          351

3. INVESTMENTS IN SECURITIES

     For the period or year ended October 31, 1995, purchases and sales of investment securities (excluding short-term investments) were as follows:

                           FUND                                 PURCHASES          SALES
-----------------------------------------------------------   --------------    ------------
Capital Appreciation                                          $  299,741,274    $269,962,070
Emerging Growth                                                  532,722,466     336,581,792
International Equity                                           1,457,609,458     735,613,078
Japan OTC                                                        189,768,420      36,507,703
Emerging Markets                                                   7,181,659       1,297,140
Post-Venture Capital                                               2,714,501         222,270

                                                                              53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

     At October 31, 1995, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for Federal income tax purposes) was as follows:

                                                                             NET UNREALIZED
                                         UNREALIZED        UNREALIZED         APPRECIATION
               FUND                     APPRECIATION      DEPRECIATION       (DEPRECIATION)
-----------------------------------     ------------      -------------      --------------
Capital Appreciation                    $ 45,397,319      $  (3,203,157)      $ 42,194,162
Emerging Growth                          144,909,782         (9,681,675)       135,228,107
International Equity                     260,125,513       (171,560,066)        88,565,447
Japan OTC                                  6,205,079         (7,100,852)          (895,773)
Emerging Markets                             341,944           (352,944)           (11,000)
Post-Venture Capital                         233,929            (69,488)           164,441

4. FORWARD FOREIGN CURRENCY CONTRACTS

     The International Equity Fund, the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds will enter into forward contracts primarily for hedging purposes. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.





54
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

At October 31, 1995, the International Equity Fund and the Japan OTC Fund had the following open forward foreign currency contracts:


                                         INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------
                                         FOREIGN                                              UNREALIZED
 FORWARD CURRENCY      EXPIRATION        CURRENCY          CONTRACT         CONTRACT       FOREIGN EXCHANGE
     CONTRACT             DATE          TO BE SOLD          AMOUNT           VALUE           GAIN (LOSS)
-------------------    -----------    --------------     ------------     ------------     ----------------

French Francs           11/15/95         260,000,000     $ 52,170,074     $ 53,253,590       $ (1,083,516)
French Francs           11/16/95         122,216,250       25,050,833       25,032,515             18,318
German Marks            11/16/95         110,000,000       78,272,317       78,263,963              8,354
German Marks            05/17/96          78,928,380       55,400,000       56,652,584         (1,252,584)
Japanese Yen            03/21/96       5,547,240,000       57,000,000       55,475,507          1,524,493
Japanese Yen            03/21/96       4,764,377,500       47,298,496       47,646,443           (347,947)
Japanese Yen            03/21/96       4,764,377,500       47,276,203       47,646,443           (370,240)
Japanese Yen            03/21/96       1,385,445,000       13,761,286       13,855,226            (93,940)
Japanese Yen            05/13/96       8,731,990,000      109,000,000       88,008,212         20,991,788
Japanese Yen            05/16/96       9,247,700,000      110,000,000       93,246,752         16,753,248
Japanese Yen            05/16/96       4,586,012,000       55,400,000       46,241,847          9,158,153
Japanese Yen            09/18/96       4,660,000,000       50,000,000       47,860,895          2,139,105
                                                         ------------     ------------     ----------------
                                                         $700,629,209     $653,183,977       $ 47,445,232
                                                         ------------     ------------     ----------------
                                                         ------------     ------------     ----------------


                                         FOREIGN
                                         CURRENCY                                             UNREALIZED
 FORWARD CURRENCY      EXPIRATION         TO BE            CONTRACT         CONTRACT       FOREIGN EXCHANGE
     CONTRACT             DATE          PURCHASED           AMOUNT           VALUE           GAIN (LOSS)
-------------------    -----------    --------------     ------------     ------------     ----------------

German Marks            11/16/95          34,500,000     $ 25,050,828     $ 24,546,425       $   (504,403)
                                                         ------------     ------------     ----------------
                                                         ------------     ------------     ----------------

                                              JAPAN OTC FUND
-----------------------------------------------------------------------------------------------------------
                                         FOREIGN                                              UNREALIZED
 FORWARD CURRENCY      EXPIRATION        CURRENCY          CONTRACT         CONTRACT       FOREIGN EXCHANGE
     CONTRACT             DATE          TO BE SOLD          AMOUNT           VALUE           GAIN (LOSS)
-------------------    -----------    --------------     ------------     ------------     ----------------

Japanese Yen            11/30/95      12,567,400,000     $124,000,000     $123,536,813       $    463,187
Japanese Yen            11/30/95       2,027,000,000       20,000,000       19,925,293             74,707
Japanese Yen            11/30/95       1,520,250,000       15,000,000       14,943,969             56,031
                                                         ------------     ------------     ----------------
                                                         $159,000,000     $158,406,075       $    593,925
                                                         ------------     ------------     ----------------
                                                         ------------     ------------     ----------------

                                                                              55
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

5. EQUITY SWAP TRANSACTIONS

     The International Equity Fund (the 'Fund') entered into a Taiwanese equity swap agreement (which represents approximately .005% of the Fund's net assets at October 31, 1995) dated August 11, 1995, where the Fund receives a quarterly payment, representing the total return (defined as market appreciation and dividend income) on a basket of three Taiwanese common stocks ('Common Stocks'). In return, the Fund pays quarterly the Libor rate (London Interbank Offered
Rate), plus 1.25% per annum (7.125% on October 31, 1995) on the initial stock purchase amount ('Notional amount') of $12,000,000. The Notional amount is marked to market on each quarterly reset date. In the event that the Common Stocks decline in value, the Fund will be required to pay quarterly, the amount of any depreciation in value from the notional amount. The equity swap agreement will terminate on August 11, 1996.

     During the term of the equity swap transaction, changes in the value of the Common Stocks as compared to the Notional amount is recognized as unrealized gain or loss. Dividend income for the Common Stocks are recorded on the ex-dividend date. Interest expense is accrued daily. At October 31, 1995, the Fund has recorded an unrealized gain of $502,018 and interest payable of $192,375 on the equity swap transaction.





56
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

     The Capital Appreciation Fund is authorized to issue three billion of full and fractional shares of beneficial interest, $.001 par value per share, of which one billion shares are classified as Series 2 Shares (the Advisor Shares). The Emerging Growth Fund, the International Equity Fund, the Japan OTC Fund, the Emerging Markets Fund and the Post-Venture Capital Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund are designated as Series 2 Shares (the Advisor Shares).

     Transactions in shares of each Fund were as follows:


                                      CAPITAL APPRECIATION FUND                                    EMERGING GROWTH FUND
                           Common Shares                   Advisor Shares                    Common Shares           Advisor Shares
                   -----------------------------     ---------------------------     ------------------------------  --------------
                                  For the Year Ended October 31,                             For the Year Ended October 31,
                   -------------------------------------------------------------     ----------------------------------------------
                        1995             1994            1995            1994             1995              1994           1995
                    ------------     ------------     -----------     -----------     -------------     ------------    -----------

Shares sold            6,020,619        2,958,494         201,782         290,193         9,808,362        6,133,751     3,172,686
Shares issued to
  shareholders on
  reinvestment of
  dividends              850,478          920,210          46,554          61,526                 0          506,720             0
Shares redeemed       (3,638,974)      (3,126,497)       (110,027)       (460,020)       (4,294,179)      (2,859,413)     (383,922)
                    ------------     ------------     -----------     -----------     -------------     ------------    -----------
Net increase
  (decrease) in
  shares
  outstanding          3,232,123          752,207         138,309        (108,301)        5,514,183        3,781,058     2,788,764
                    ------------     ------------     -----------     -----------     -------------     ------------   -----------
                    ------------     ------------     -----------     -----------     -------------     ------------   -----------
Proceeds from sale
  of shares         $ 85,992,655     $ 41,570,590     $ 2,970,800     $ 4,046,941     $ 256,886,928     $132,922,995   $78,682,150
Reinvested
  dividends           10,670,876       12,945,690         575,876         863,477                 0       11,015,146             0
Net asset value of
  shares redeemed    (51,907,650)     (43,449,501)     (1,551,821)     (6,401,999)     (106,777,032)     (61,126,667)   (9,503,812)
                    ------------     ------------     -----------     -----------     -------------     ------------   -----------
Net increase
  (decrease) from
  capital share
  transactions      $ 44,755,881     $ 11,066,779     $ 1,994,855     $(1,491,581)    $ 150,109,896     $ 82,811,474   $69,178,338
                    ------------     ------------     -----------     -----------     -------------     ------------   -----------
                    ------------     ------------     -----------     -----------     -------------     ------------   -----------



                         1994
                     ------------
Shares sold             2,233,737
Shares issued to
  shareholders on
  reinvestment of
  dividends                80,473
Shares redeemed          (517,898)
                     ------------
Net increase
  (decrease) in
  shares
  outstanding           1,796,312
                     ------------
                     ------------
Proceeds from sale
  of shares          $ 47,890,275
Reinvested
  dividends             1,743,241
Net asset value of
  shares redeemed     (10,641,050)
                     ------------
Net increase
  (decrease) from
  capital share
  transactions       $ 38,992,466
                     ------------
                     ------------

                                                                              57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONT'D)


                                                                                                 EMERGING MARKETS FUND
                                           INTERNATIONAL EQUITY FUND                        Common Shares    Advisor Shares
                                 Common Shares                     Advisor Shares          ---------------  -----------------
                        --------------------------------    ----------------------------             For the Period
                                         For the Year Ended October 31,                            December 30, 1994
                        ----------------------------------------------------------------      (Commencement of Operations)
                             1995              1994             1995            1994            through October 31, 1995
                        --------------    --------------    ------------    ------------   ----------------------------------
Shares sold                 68,096,606        64,218,907       7,225,150       7,956,088         694,008               22
Shares issued to
  shareholders on
  reinvestment of
  dividends                  2,623,005           147,031         346,377           6,879           1,267                0
Shares redeemed            (38,317,625)      (11,861,720)       (770,753)       (795,406)       (104,480)               0
                        --------------    --------------    ------------    ------------   ---------------          -----
Net increase
  (decrease) in
  shares outstanding        32,401,986        52,504,218       6,800,774       7,167,561         590,795               22
                        --------------    --------------    ------------    ------------   ---------------          -----
                        --------------    --------------    ------------    ------------   ---------------          -----
Proceeds from sale of
  shares                $1,251,776,887    $1,275,306,263    $131,585,072    $155,433,660     $ 7,753,651        $     257
Reinvested dividends        48,487,109         2,820,903       6,385,868         129,869          13,802                0
Net asset value of
  shares redeemed         (701,310,424)     (233,614,600)    (14,287,779)    (15,435,478)     (1,191,160)               0
                        --------------    --------------    ------------    ------------   ---------------          -----
Net increase
  (decrease) from
  capital share
  transactions          $  598,953,572    $1,044,512,566    $123,683,161    $140,128,051     $ 6,576,293        $     257
                        --------------    --------------    ------------    ------------   ---------------          -----
                        --------------    --------------    ------------    ------------   ---------------          -----

7. NET ASSETS

     Net Assets at October 31, 1995, consisted of the following:

                                                                          CAPITAL           EMERGING
                                                                     APPRECIATION FUND    GROWTH FUND
                                                                     -----------------    ------------

Capital contributed, net                                               $ 173,327,827      $479,035,241
Accumulated net investment income (loss)                                           0                0
Accumulated net realized gain (loss) from security transactions           31,648,355       40,302,640
Net unrealized appreciation (depreciation) from investments and
  foreign currency related items                                          42,329,683      135,424,730
                                                                     -----------------    ------------
Net assets                                                             $ 247,305,865      $654,762,611
                                                                     -----------------    ------------
                                                                     -----------------    ------------

58
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             JAPAN OTC FUND
                         Common Shares                            Advisor Shares
             -------------------------------------     -------------------------------------
                                   For the Period                            For the Period     POST-VENTURE CAPITAL FUND
                                   September 30,                             September 30,          Common Shares
                                        1994                                      1994            ------------------
                                  (Commencement of                          (Commencement of        For the Period
                 For the            Operations)            For the            Operations)          September 29, 1995
                Year Ended            through             Year Ended            through         (Commencement of Operations)
             October 31, 1995     October 31, 1994     October 31, 1995     October 31, 1994      through October 31, 1995
             ----------------     ----------------     ----------------     ----------------    --------------------------

                 22,809,795            2,025,697               0                    15                  273,510
                          0                    0               0                     0                        0
                 (5,180,432)             (18,605)              0                     0                     (473)
                                                              --
             ----------------     ----------------                               -----           ------------------
                 17,629,363            2,007,092               0                    15                  273,037
                                                              --
                                                              --
             ----------------     ----------------                               -----           ------------------
             ----------------     ----------------                               -----           ------------------
               $200,565,875         $ 20,287,008              $0                  $150               $2,792,203
                          0                    0               0                     0                        0
                (44,871,674)            (185,101)              0                     0                   (4,887)
                                                              --
             ----------------     ----------------                               -----           ------------------
               $155,694,201         $ 20,101,907              $0                  $150               $2,787,316
                                                              --
                                                              --
             ----------------     ----------------                               -----           ------------------
             ----------------     ----------------                               -----           ------------------



                   Advisor Shares
               ---------------------
                        19
                         0
                         0
                     -----
                        19
                     -----
                     -----
                 $     200
                         0
                         0
                     -----
                 $     200
                     -----
                     -----

         INTERNATIONAL        EMERGING                          POST-VENTURE
          EQUITY FUND       MARKETS FUND     JAPAN OTC FUND     CAPITAL FUND
         --------------     ------------     --------------     ------------

         $2,271,007,433      $6,677,550       $175,619,527       $2,887,516
            19,124,669           10,218          7,821,209              356
           (40,671,086 )        102,219         (4,640,787)         (26,884)
           136,482,831           (9,058)          (230,467)         164,441
         --------------     ------------     --------------     ------------
         $2,385,943,847      $6,780,929       $178,569,482       $3,025,429
         --------------     ------------     --------------     ------------
         --------------     ------------     --------------     ------------

                                                                              59
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

8. CAPITAL LOSS CARRYOVER

     At October 31, 1995, the International Equity Fund, the Japan OTC Fund and the Post-Venture Capital Fund had capital loss carryovers of $40,671,086, $4,629,196 and $26,884, respectively, expiring in 2003 to offset possible future capital gains of each Fund.

9. OTHER FINANCIAL HIGHLIGHTS

     Each Fund currently offers one other class of shares, Common Shares, representing equal prorata interests in each of the respective Warburg Pincus Equity Funds. The financial highlights for a Common Share of each Fund are as follows:


                                                                      Capital Appreciation Fund
                                                        ------------------------------------------------------
                                                                            Common Shares
                                                        ------------------------------------------------------
                                                                    For the Year Ended October 31,
                                                        ------------------------------------------------------
                                                         1995        1994        1993        1992        1991
                                                        ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF YEAR                      $14.29      $15.32      $13.30      $12.16      $ 9.78
                                                        ------      ------      ------      ------      ------
     Income from Investment Operations:
     Net Investment Income                                 .04         .04         .05         .04         .15
     Net Gain on Securities (both
       realized and unrealized)                           3.08         .17        2.78        1.21        2.41
                                                        ------      ------      ------      ------      ------
          Total from Investment Operations                3.12         .21        2.83        1.25        2.56
                                                        ------      ------      ------      ------      ------
     Less Distributions:
     Dividends from Net Investment Income                 (.04)       (.05)       (.05)       (.06)       (.18)
     Distributions from Capital Gains                     (.98)      (1.19)       (.76)       (.05)        .00
                                                        ------      ------      ------      ------      ------
          Total Distributions                            (1.02)      (1.24)       (.81)       (.11)       (.18)
                                                        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF YEAR                            $16.39      $14.29      $15.32      $13.30      $12.16
                                                        ------      ------      ------      ------      ------
                                                        ------      ------      ------      ------      ------

Total Return                                             24.05%       1.65%      22.19%      10.40%      26.39%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (000s)                          $235,712    $159,346    $159,251    $117,900    $115,191

Ratios to average daily net assets:
     Operating expenses                                   1.12%       1.05%       1.01%       1.06%       1.08%
     Net investment income                                 .31%        .26%        .30%        .41%       1.27%
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                .00%        .01%        .00%        .01%        .00%

Portfolio Turnover Rate                                 146.09%      51.87%      48.26%      55.83%      39.50%



60
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on per share basis were as follows:

Ordinary income                                             $.06
Long-term capital gain                                       .96

Ordinary income dividends qualifying for the dividends received deduction available to corporate shareholders was 100.00%.

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                                                                              61
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--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                         Emerging Growth Fund
                                                        ------------------------------------------------------
                                                                            Common Shares
                                                        ------------------------------------------------------
                                                                    For the Year Ended October 31,
                                                        ------------------------------------------------------
                                                         1995        1994        1993        1992        1991
                                                        ------      ------      ------      ------      ------

NET ASSET VALUE, BEGINNING OF YEAR                      $22.38      $23.74      $18.28      $16.97      $10.83
                                                        ------      ------      ------      ------      ------
     Income from Investment Operations:
     Net Investment Income (Loss)                         (.05)       (.06)       (.10)       (.03)        .05
     Net Gain on Securities (both
       realized and unrealized)                           7.64         .06        5.93        1.71        6.16
                                                        ------      ------      ------      ------      ------
          Total from Investment Operations                7.59         .00        5.83        1.68        6.21
                                                        ------      ------      ------      ------      ------
     Less Distributions:
     Dividends from Net Investment Income                  .00         .00         .00        (.01)       (.07)
     Distributions from Capital Gains                      .00       (1.36)       (.37)       (.36)        .00
                                                        ------      ------      ------      ------      ------
          Total Distributions                              .00       (1.36)       (.37)       (.37)       (.07)
                                                        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF YEAR                            $29.97      $22.38      $23.74      $18.28      $16.97
                                                        ------      ------      ------      ------      ------
                                                        ------      ------      ------      ------      ------

Total Return                                             33.91%        .16%      32.28%       9.87%      57.57%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (000s)                          $487,537    $240,664    $165,525    $99,562     $42,061

Ratios to average daily net assets:
     Operating expenses                                   1.26%       1.22%       1.23%       1.24%       1.25%
     Net investment income (loss)                         (.58%)      (.58%)      (.60%)      (.25%)       .32%
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                .00%        .04%        .00%        .08%        .47%

Portfolio Turnover Rate                                  84.82%      60.38%      68.35%      63.35%      97.69%



62
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                      International Equity Fund
                                                        ------------------------------------------------------
                                                                            Common Shares
                                                        ------------------------------------------------------
                                                                    For the Year Ended October 31,
                                                        ------------------------------------------------------
                                                         1995        1994        1993        1992        1991
                                                        ------      ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF YEAR                      $20.51      $17.00      $12.22      $13.66      $11.81
                                                        ------      ------      ------      ------      ------
     Income from Investment Operations:
     Net Investment Income                                 .12         .09         .09         .15         .19
     Net Gain (Loss) on Securities and
       Foreign Currency Related Items (both
       realized and unrealized)                           (.67)       3.51        4.84       (1.28)       2.03
                                                        ------      ------      ------      ------      ------
          Total from Investment Operations                (.55)       3.60        4.93       (1.13)       2.22
                                                        ------      ------      ------      ------      ------
     Less Distributions:
     Dividends from Net Investment Income                 (.13)       (.04)       (.02)       (.16)       (.33)
     Distributions in Excess of
       Net Investment Income                               .00        (.01)        .00         .00         .00
     Distributions from Capital Gains                     (.53)       (.04)       (.13)       (.15)       (.04)
                                                        ------      ------      ------      ------      ------
          Total Distributions                             (.66)       (.09)       (.15)       (.31)       (.37)
                                                        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF YEAR                            $19.30      $20.51      $17.00      $12.22      $13.66
                                                        ------      ------      ------      ------      ------
                                                        ------      ------      ------      ------      ------

Total Return                                             (2.55%)     21.22%      40.68%      (8.44%)     19.42%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Year (000s)                          $2,068,207  $1,533,872  $378,661    $101,763    $72,553

Ratios to average daily net assets:
     Operating expenses                                   1.39%       1.44%       1.48%       1.49%       1.50%
     Net investment income                                 .69%        .19%        .38%        .88%       1.19%
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                .00%        .00%        .00%        .07%        .17%

Portfolio Turnover Rate                                  39.24%      17.02%      22.60%      53.29%      54.95%


TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on per share basis were as follows:

Ordinary income                                             $.46
Long-term capital gain                                       .20

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                                                                              63
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                             Japan OTC Fund
                                                        ---------------------------------------------------------
                                                                              Common Shares
                                                        ---------------------------------------------------------
                                                                                             For the Period
                                                                                           September 30, 1994
                                                                                            (Commencement of
                                                            For the Year Ended            Operations) through
                                                             October 31, 1995               October 31, 1994
                                                        ---------------------------    --------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                             $    9.85                      $  10.00
                                                               -----------                    ----------
     Income from Investment Operations:
     Net Investment Income                                             .00                           .00
     Net Loss on Securities and Foreign Currency
       Related Items (both realized and unrealized)                   (.76)                         (.15)
                                                               -----------                    ----------
          Total from Investment Operations                            (.76)                         (.15)
                                                               -----------                    ----------
     Less Distributions:
     Dividends from Net Investment Income                              .00                           .00
     Distributions from Capital Gains                                  .00                           .00
                                                               -----------                    ----------
          Total Distributions                                          .00                           .00
                                                               -----------                    ----------
NET ASSET VALUE, END OF PERIOD                                   $    9.09                      $   9.85
                                                               -----------                    ----------
                                                               -----------                    ----------

Total Return                                                         (7.72%)                      (15.84%)*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                 $ 178,568                      $ 19,878

Ratios to average daily net assets:
     Operating expenses                                               1.41%                         1.00%*
     Net investment income (loss)                                     (.15%)                         .49%*
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                           1.35%                         4.96%*

Portfolio Turnover Rate                                              82.98%                          .00%

* Annualized



64
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                         Emerging Markets Fund
                                                                                      ---------------------------
                                                                                             Common Shares
                                                                                      ---------------------------
                                                                                            For the Period
                                                                                           December 30, 1994
                                                                                           (Commencement of
                                                                                          Operations) through
                                                                                           October 31, 1995
                                                                                      ---------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                            $ 10.00
                                                                                                -------
     Income from Investment Operations:
     Net Investment Income                                                                          .08
     Net Gain on Securities and Foreign Currency Related Items (both
       realized and unrealized)                                                                    1.25
                                                                                                -------
          Total from Investment Operations                                                         1.33
                                                                                                -------
     Less Distributions:
     Dividends from Net Investment Income                                                          (.05)
     Distributions from Capital Gains                                                               .00
                                                                                                -------
          Total Distributions                                                                      (.05)
                                                                                                -------
NET ASSET VALUE, END OF PERIOD                                                                  $ 11.28
                                                                                                -------
                                                                                                -------

Total Return                                                                                      16.09%*

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                                $ 6,780

Ratios to average daily net assets:
     Operating expenses                                                                            1.00%*
     Net investment income                                                                         1.25%*
     Decrease reflected in above operating expense ratio due to
      waivers/reimbursements                                                                      11.08%*

Portfolio Turnover Rate                                                                           69.12%*

* Annualized

TAX STATUS OF 1995 DIVIDENDS (Unaudited)

Taxable dividends paid by the Fund on per share basis were as follows:

Ordinary income                                             $.05

Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.

                                                                              65
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARBURG PINCUS EQUITY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1995
--------------------------------------------------------------------------------

                                                                                       Post-Venture Capital Fund
                                                                                      ---------------------------
                                                                                             Common Shares
                                                                                      ---------------------------
                                                                                            For the Period
                                                                                          September 29, 1995
                                                                                           (Commencement of
                                                                                          Operations) through
                                                                                           October 31, 1995
                                                                                      ---------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                            $ 10.00
                                                                                                -------
     Income from Investment Operations:
     Net Investment Income                                                                          .00
     Net Gain on Securities (both realized and unrealized)                                          .69
                                                                                                -------
          Total from Investment Operations                                                          .69
                                                                                                -------
     Less Distributions:
     Dividends from Net Investment Income                                                           .00
     Distributions from Capital Gains                                                               .00
                                                                                                -------
          Total Distributions                                                                       .00
                                                                                                -------
NET ASSET VALUE, END OF PERIOD                                                                  $ 10.69
                                                                                                -------
                                                                                                -------

Total Return                                                                                       6.90%+

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                                                $ 3,024

Ratios to average daily net assets:
     Operating expenses                                                                            1.65%*
     Net investment income                                                                          .25%*
     Decrease reflected in above operating expense ratio due to
      waivers/reimbursements                                                                      23.76%*

Portfolio Turnover Rate                                                                           16.90%*

* Annualized
+ Non-annualized


66